OMB APPROVAL
	OMB Number:	3235-0570
	Expires:	September 30, 2007
UNITED STATES	Estimated average burden hours per response: 19.4
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05460

AIM Treasurer’s Series Trust
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 100 Houston, Texas			77046
(Address of principal executive offices)			(Zip code)

Karen Dunn Kelley 11 Greenway Plaza, Suite 100 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(713) 626-1919

Date of fiscal year end:	8/31

Date of reporting period:	2/28/07

Investor Class

  AIM Treasurer’s Series Trust (ATST)
Premier Portfolio
Premier U.S. Government Money Portfolio
Premier Tax-Exempt Portfolio

February 28, 2007

Semiannual Report

Unless otherwise stated, information presented in this report is as of February 28, 2007, and is based on total net assets.

Unless otherwise stated, all data presented in this report are from A I M Management Group Inc.

[COVER IMAGE]

SEMI
ANNUAL

Inside This Report
Letter to Shareholders	1
Fund Data	2
Fund Objectives and Strategies	2
Fund Composition by Maturity	3
Letter from Independent
Chairman of Board of Trustees	4
Calculating Your Ongoing Fund Expenses	5
Approval of Investment Advisory Agreement	6
Schedule of Investments	F-1
Financial Statements	F-11
Notes to Financial Statements	F-14
Financial Highlights	F-18
Trustees and Officers	F-21

Investor Class shares of the Fund are offered only to certain grandfathered investors. See each Fund’s prospectus for more information.

[AIM Investments Logo]
– registered trademark –

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. At the bottom of our home page, click on “Prospectuses.” Then click on the link that reads, “Access prospectuses and fund reports for our money market funds.” Then click on the column labeled “N-Q” for your Fund. Shareholders can also look up the Fund’s Form N-Q filings on the SEC Web site, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05460 and 033-19862.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

AIM Treasurer’s Series Trust

[KELLEY
PHOTO]

Karen Dunn Kelley

Dear Shareholders:

We are pleased to present this report on the performance of the Investor Class of the Treasurer’s Series Trust for the six months ended February 28, 2007. Thank you for investing with us.

Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively short maturity structure.

The Premier and Premier U.S. Government Money portfolios also continued to hold their Aaa rating by Moody’s. Fund ratings are subject to change and are based on several factors including an analysis of the Fund’s overall credit quality, market price exposure and management.

Market conditions affecting money market funds

Short term interest rates were little changed during the six-month reporting period ended February 28, 2007.(1) During the reporting period, the U.S. Federal Reserve Board (the Fed) kept its federal funds target rate unchanged at 5.25% at five consecutive meetings—following 17 consecutive increases from June 2004 to June 2006.(2) In its January 31, 2007, statement, the Fed said that some inflation risks persist and that future target interest rate actions would depend on incoming economic data.(2)

The economy continued to expand, albeit modestly, during the reporting period. Gross domestic product, the broadest measure of economic activity, grew at an annualized rate of 2.0% in the third quarter of 2006 and 2.5% in the fourth quarter.(3) While softness in the residential real estate market and weakness in the manufacturing sector weighed on the economy, they failed to slow it down significantly.

Economic uncertainty contributed to an inverted yield curve throughout the reporting period—meaning that short-term Treasuries generally yielded more than long-term Treasuries, a reversal of the norm.(1) An inverted yield curve traditionally is an indicator of a forthcoming recession. However, declining oil prices, a generally positive stock market and strong corporate earnings provided support for the economy. At the close of the reporting period, three-month Treasury securities yielded 5.13% while 30-year Treasury bonds yielded 4.67%.(1)

In conclusion

All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Client Services representatives at 800-959-4246.

Sincerely,

/s/Karen Dunn Kelley

Karen Dunn Kelley
President, Fund Management Company

April 16, 2007

Sources: (1)Lehman Brothers Inc.; (2)U.S. Federal Reserve Board; (3)Bureau of Economic Analysis

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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AIM Treasurer’s Series Trust

Fund Data

Investor Class data as of 2/28/07

	YIELDS
		7-Day SEC Yield		WEIGHTED AVERAGE MATURITY
		Less Fee Waivers		Range During	At Close
	7-Day	and/or Expense	Monthly	Reporting	of Reporting
FUND	SEC Yield	Reimbursements	Yield	Period	Period	TOTAL NET ASSETS
Premier*	5.22%	5.14%	5.21%	30–43 days	39 days	$115.77 million
Premier U.S. Government Money*	5.14	5.06	5.13	17–38 days	30 days	27.12 million
Premier Tax-Exempt	3.47	3.47	3.43	16–68 days	59 days	20.51 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yields represent annualized results for the fiscal year, net of fees and expenses, and exclude any realized capital gains or losses.

The taxable equivalent 7-day SEC yield for Premier Tax-Exempt Fund was 5.34%. This taxable equivalent 7-day SEC yield is calculated in the same manner as the 7-day SEC yield, adjusted for an assumed tax rate of 35%, the highest federal income tax rate in effect on February 28, 2007.

*Had the advisor not waived certain fees and/or reimbursed certain expenses, performance would have been lower.

FUND OBJECTIVES AND STRATEGIES

Premier Portfolio

Premier Portfolio seeks to provide a high level of current income consistent with the preservation of capital and maintenance of liquidity.

The Fund invests in short-term money market instruments that blend top-tier, high quality U.S. dollar-denominated obligations, which include commercial paper, certificates of deposit, master and promissory notes, municipal securities and repurchase agreements.

The Fund continues to hold the highest credit quality rating (Aaa) given by Moody’s, a widely known credit rating agency. Fund ratings are subject to change and are based on several factors, including an analysis of a fund’s overall credit quality, market price exposure and management.

Premier U.S. Government Money Portfolio

Premier U.S. Government Money Portfolio seeks to provide a high level of current income consistent with the preservation of capital and maintenance of liquidity.

The Fund invests primarily in debt securities issued or guaranteed by the U.S. government or its agencies and securities such as repurchase agreements and variable rate or floating rate debt obligations. Securities purchased by the Fund have maturities of 397 days or less.

The Fund continues to hold the highest credit quality rating (Aaa) given by Moody’s, a widely known credit rating agency. Fund ratings are subject to change and are based on several factors, including an analysis of a fund’s overall credit quality, market price exposure and management.

Premier Tax-Exempt Portfolio

Premier Tax-Exempt Portfolio seeks to provide a high level of current income consistent with the preservation of capital and maintenance of liquidity.

The Fund invests in high quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The Fund structure is driven to some extent by the supply and availability of municipal securities. Liquidity is managed with daily and weekly variable rate demand notes.

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AIM Treasurer’s Series Trust

Fund Composition by Maturity

In days, as of 2/28/07

		Premier	Premier
	Premier	U.S. Government	Tax-Exempt
	Portfolio*	Money Portfolio	Portfolio
1–7	51.7%	79.2%	48.8%
8–30	19.4	6.1	6.3
31–90	13.1	1.5	14.1
91–180	14.6	5.6	20.9
181+	1.2	7.6	9.9

Fund NASDAQ Symbols

Premier	IMRXX
Premier U.S. Government Money	FUGXX
Premier Tax-Exempt	ITTXX

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

*The Fund may invest in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.

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AIM Treasurer’s Series Trust

[CROCKETT
PHOTO]

Bruce L. Crockett

Dear Fellow AIM Fund Shareholders:

Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.

The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31, 2005, and the one-year period ended December 31, 2004.(1)

In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds’ performance, attract new assets and reduce costs. The asset class subcommittees of your Board’s Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I’ll report more on these steps once they’re completed.

Another major Board initiative for early 2007 is the revision of the AIM Funds’ proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM’s progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I’m looking forward to a return visit to Morningstar this year to review AIM Funds’ performance and governance ratings.

Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

I’d like to hear from you. Please write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

Sincerely,

/s/ Bruce L. Crockett

Bruce L. Crockett
Independent Chair
AIM Funds Board

April 16, 2007

Sources: s A I M Management Group Inc. and Lipper Inc.

(1)Past performance is no guarantee of future results. Please visit AIMinvestments.com for the most recent month-end performance for all AIM funds.

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AIM Treasurer’s Series Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Investor Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2006, through February 28, 2007.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Fund	(9/1/06)	(2/28/07)(1)	Period(2)	(2/28/07)	Period(2)	Ratio
Premier	$1,000.00	$1,026.20	$0.85	$1,023.95	$0.85	0.17%
Premier U.S. Government Money	1,000.00	1,025.70	0.85	1,023.95	0.85	0.17
Premier Tax-Exempt	1,000.00	1,017.10	1.25	1,023.55	1.25	0.25

(1)  The actual ending account value is based on the actual total return of the Fund for the period September 1, 2006, through February 28, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

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AIM Treasurer’s Series Trust

Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”) of AIM Treasurer’s Series Trust (the “Trust”) oversees the management of each series portfolio of the Trust (each, a “Fund”) and, as required by law, determines annually whether to approve the continuance of each Fund’s advisory agreement with A I M Advisors, Inc. (“AIM”). Based upon the recommendation of the Investments Committee of the Board, at a meeting on June 27, 2006, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the “Advisory Agreement”) between each Fund and AIM for another year, effective July 1, 2006.

The Board considered the factors discussed below in evaluating the fairness and reasonableness of each Fund’s Advisory Agreement at the meeting on June 27, 2006 and as part of the Board’s ongoing oversight of each Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

One responsibility of the independent Senior Officer of the Funds is to manage the process by which the Funds’ proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arms’ length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below.

The discussion below serves as a summary of the Senior Officer’s independent written evaluation, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of each Fund’s Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that each Fund’s Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under each Fund’s Advisory Agreement is fair and reasonable and would have been obtained through arm’s length negotiations.

Unless otherwise stated, information presented below is as of June 27, 2006 and does not reflect any changes that may have occurred since June 27, 2006, including but not limited to changes to each Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Fund-Specific Factors with the Same Conclusions

The Board considered the following fund-specific factors separately for each Fund, and reached the same conclusions for each Fund, which conclusions are set forth below.

•      The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

•      The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board considered such issues as AIM’s portfolio and product review process, AIM’s legal and compliance function, AIM’s use of technology, AIM’s portfolio administration function and the quality of AIM’s investment research. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

•      Meetings with the Fund’s portfolio managers and investment personnel. With respect to the Fund, the Board is meeting periodically with such Fund’s portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

•      Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

•      Investments in affiliated money market funds. Not applicable because the Fund does not invest in affiliated money market funds.

•      Independent written evaluation and recommendations of the Fund’s Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM’s affiliates, had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer’s written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer’s written evaluation.

Fund-Specific Factors with Separate Conclusions

The Board considered the following fund-specific factors separately for each Fund, and reached separate conclusions for each Fund, which conclusions are set forth below.

Premier Portfolio

•      The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund’s performance in such periods was above the median performance of such comparable funds. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•      The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Institutional Money Market Fund Index. The Board noted that the Fund’s performance in such periods was above the performance of such Index. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•      Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the effective advisory fee rate (before waivers) for the Fund under the Advisory Agreement. The Board noted that this rate was (i) below the effective advisory fee rate (before waivers) for a mutual fund advised by AIM with investment strategies comparable to those of the Fund; (ii) below the effective advisory fee rate (before waivers) for a variable insurance fund advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of the Fund; and (iii) above the effective advisory and sub-advisory fee rates for one Canadian mutual fund advised by an AIM affiliate and sub-advised by AIM with investment strategies comparable to those of the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. The Board also noted the “all-in” nature of the advi-

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AIM Treasurer’s Series Trust

sory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•      Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level at the end of the past calendar year and noted that the Fund’s rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Finally, the Board noted that none of the comparable funds had “all-in” fees and that the comparable funds therefore all had higher overall expenses than the Fund had under the Advisory Agreement. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•      Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund so that the Fund’s advisory fee rate is limited to a specified percentage of average daily net assets. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until June 30, 2007. The Board considered the effect this fee waiver would have on the Fund’s estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

•      Breakpoints and economies of scale. The Board reviewed the structure of the Fund’s advisory fee under the Advisory Agreement, noting that it does not include any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for the Fund or whether, due to the nature of the Fund and the advisory fee structures of comparable funds, it was reasonable to structure the advisory fee without breakpoints. Based on this review, the Board concluded that it was not necessary to add advisory fee breakpoints to the Fund’s advisory fee schedule. The Board reviewed the level of the Fund’s advisory fees, and noted that such fees, as a percentage of the Fund’s net assets, would remain constant under the Advisory Agreement because the Advisory Agreement does not include any breakpoints. The Board concluded that the Fund’s fee levels under the Advisory Agreement therefore would not reflect economies of scale. However, the Board also concluded that the “all-in” nature of the Fund’s advisory fee under the Advisory Agreement and the fact that AIM pays for the Fund’s ordinary operating expenses was beneficial to shareholders.

Premier Tax-Exempt Portfolio

•      The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund’s performance in such periods was above the median performance of such comparable funds. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•      The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Institutional Tax Exempt Money Market Index. The Board noted that the Fund’s performance in such periods was above the performance of such Index. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•      Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the effective advisory fee rate (before waivers) for the Fund under the Advisory Agreement. The Board noted that this rate was below the effective advisory fee rate (before waivers) for a mutual fund advised by AIM with investment strategies comparable to those of the Fund. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•      Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level at the end of the past calendar year and noted that the Fund’s rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Finally, the Board noted that none of the comparable funds had “all-in” fees and that the comparable funds therefore all had higher overall expenses than the Fund had under the Advisory Agreement. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•      Expense limitations and fee waivers. The Board noted that there were no fee waivers or expense limitations currently in effect for the Fund. The Board concluded that no such waivers or limitations were necessary at this time because the Fund’s overall expense ratio was below the median expense ratio of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed.

•      Breakpoints and economies of scale. The Board reviewed the structure of the Fund’s advisory fee under the Advisory Agreement, noting that it does not include any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for the Fund or whether, due to the nature of the Fund and the advisory fee structures of comparable funds, it was reasonable to structure the advisory fee without breakpoints. Based on this review, the Board concluded that it was not necessary to add advisory fee breakpoints to the Fund’s advisory fee schedule. The Board reviewed the level of the Fund’s advisory fees, and noted that such fees, as a percentage of the Fund’s net assets, would remain constant under the Advisory Agreement because the Advisory Agreement does not include any breakpoints. The Board concluded that the Fund’s fee levels under the Advisory Agreement therefore would not reflect economies of scale. However, the Board also concluded that the “all-in” nature of the Fund’s advisory fee under the Advisory Agreement and the fact that AIM pays for the Fund’s ordinary operating expenses was beneficial to shareholders.

Premier U.S. Government Money Portfolio

•      The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund’s performance was above the median performance of such comparable funds for the one and three year periods and below such median performance for the

7

AIM Treasurer’s Series Trust

five year period. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•      The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Institutional US Government Money Market Fund Index. The Board noted that the Fund’s performance was above the performance of such Index for the one year period and comparable to such Index for the three and five year periods. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•      Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the effective advisory fee rate (before waivers) for the Fund under the Advisory Agreement. The Board noted that this rate was above the effective advisory fee rates (before waivers) for two mutual funds advised by AIM with investment strategies comparable to those of the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•      Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level at the end of the past calendar year and noted that the Fund’s rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Finally, the Board noted that none of the comparable funds had “all-in” fees. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•      Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund so that the Fund’s advisory fee rate is limited to a specified percentage of average daily net assets. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until June 30, 2007. The Board considered the effect this fee waiver would have on the Fund’s estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

•      Breakpoints and economies of scale. The Board reviewed the structure of the Fund’s advisory fee under the Advisory Agreement, noting that it does not include any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for the Fund or whether, due to the nature of the Fund and the advisory fee structures of comparable funds, it was reasonable to structure the advisory fee without breakpoints. Based on this review, the Board concluded that it was not necessary to add advisory fee breakpoints to the Fund’s advisory fee schedule. The Board reviewed the level of the Fund’s advisory fees, and noted that such fees, as a percentage of the Fund’s net assets, would remain constant under the Advisory Agreement because the Advisory Agreement does not include any breakpoints. The Board concluded that the Fund’s fee levels under the Advisory Agreement therefore would not reflect economies of scale. However, the Board also concluded that the “all-in” nature of the Fund’s advisory fee under the Advisory Agreement and the fact that AIM pays for the Fund’s ordinary operating expenses was beneficial to shareholders.

Global Factors

The Board considered the following global factors for each Fund and reached the same conclusions for each Fund, which conclusions are set forth below.

•      Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM’s (and its affiliates’) investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM’s operations remain profitable, although increased expenses in recent years have reduced AIM’s profitability. Based on the review of the profitability of AIM’s and its affiliates’ investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.

•      Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through “soft dollar” arrangements. Under these arrangements, brokerage commissions paid by other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

•      AIM’s financial soundness in light of the Fund’s needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

•      Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board’s knowledge of AIM’s operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

•      Other factors and current trends. The Board considered the steps that AIM and its affiliates have taken over the last several years, and continue to take, in order to improve the quality and efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that these steps taken by AIM have improved, and are likely to continue to improve, the quality and efficiency of the services AIM and its affiliates provide to the Fund in each of these areas, and support the Board’s approval of the continuance of the Advisory Agreement for the Fund.

8

AIM Treasurer's Series Trust

Premier Portfolio

Schedule of Investments

February 28, 2007 (Unaudited)

	Maturity	Principal Amount (000)	Value
Commercial Paper–46.66%(a)
Asset-Backed Securities– Commercial Loans/ Leases–4.57%
Amstel Funding Corp., (Acquired 11/15/06; Cost $48,907,347) 5.21%(b)(c)	04/17/07	$50,000	$49,659,903
Atlantis One Funding Corp., (Acquired 02/23/07; Cost $38,961,000) 5.20%(b)(c)	08/22/07	40,000	38,995,633
(Acquired 02/23/07; Cost $49,013,468) 5.20%(b)(c)	08/23/07	50,328	49,057,043
Fountain Square Commercial Funding Corp. (Acquired 12/05/06; Cost $39,500,244) 5.23%(b)	03/01/07	40,000	40,000,000
			177,712,579
Asset-Backed Securities– Fully Supported Bank–9.24%
Concord Minutemen Capital Co., LLC,- Series A, (Multi CEP's-Liberty Hampshire Co., LLC; agent) (Acquired 01/19/07; Cost $29,215,667) 5.20%(b)	07/19/07	30,000	29,393,334
(Acquired 10/13/06; Cost $24,373,476) 5.22%(b)	04/04/07	25,000	24,876,868
(Acquired 09/19/06; Cost $24,324,981) 5.25%(b)	03/23/07	25,000	24,919,728
Crown Point Capital Co., LLC- Series A, (Multi CEP's-Liberty Hampshire Co., LLC; agent) (Acquired 10/13/06; Cost $24,373,476) 5.22%(b)	04/04/07	25,000	24,876,868
Legacy Capital Co., LLC- Series A, (Multi CEP's-Liberty Hampshire Co., LLC; agent) (Acquired 02/13/07; Cost $35,336,777) 5.27%(b)	03/12/07	35,477	35,419,872
Lexington Parker Capital Co., LLC (Multi CEP's-Liberty Hampshire Co., LLC; agent) (Acquired 12/05/06; Cost $29,456,100) 5.18%(b)	04/10/07	30,000	29,827,333

	Maturity	Principal Amount (000)	Value
Asset-Backed Securities– Fully Supported Bank– (continued)
(Acquired 01/10/07; Cost $54,792,438) 5.21%(b)	06/08/07	$56,000	$55,197,660
(Acquired 02/27/07; Cost $59,993,706) 5.27%(b)(d)	09/04/07	60,000	59,993,706
Ticonderoga Funding LLC (CEP-Bank of America, N.A. ) (Acquired 02/06/07; Cost $49,780,417) 5.27%(b)	03/08/07	50,000	49,948,764
Variable Funding Capital Co. LLC (CEP-Wachovia Bank, N.A.) (Acquired 02/08/07; Cost $24,868,250) 5.27%(b)	03/16/07	25,000	24,945,104
			359,399,237
Asset-Backed Securities– Fully Supported Monoline–1.82%
Aquinas Funding LLC (CEP-MBIA Insurance Corp.) (Acquired 12/14/06; Cost $48,688,083) 5.19%(b)	06/18/07	50,000	49,214,291
(Acquired 01/30/07; Cost $21,423,716) 5.21%(b)	07/30/07	22,000	21,519,233
			70,733,524
Asset-Backed Securities– Multi-Purpose–1.68%
Atlantic Asset Securitization LLC (Acquired 01/19/07; Cost $25,509,388) 5.26%(b)	03/06/07	25,682	25,663,238
CRC Funding LLC (Acquired 01/29/07; Cost $39,731,156) 5.26%(b)	03/16/07	40,000	39,912,333
			65,575,571
Asset-Backed Securities– Security Investment Vehicles–22.64%
Aquifer Funding Ltd./LLC (Acquired 02/06/07; Cost $99,590,111) 5.27%(b)	03/06/07	100,000	99,926,806

F-1

AIM Treasurer's Series Trust

	Maturity	Principal Amount (000)	Value
Asset-Backed Securities– Security Investment Vehicles–(continued)
(Acquired 02/07/07; Cost $69,713,078) 5.27%(b)	03/07/07	$70,000	$69,938,517
Grampian Funding Ltd./LLC (Acquired 02/20/07; Cost $38,972,544) 5.20%(b)(c)	08/17/07	40,000	39,024,494
(Acquired 11/20/06; Cost $49,112,958) 5.24%(b)(c)	03/22/07	50,000	49,847,313
Klio Funding Ltd./Corp. (Acquired 02/27/07; Cost $72,104,943) 5.28%(b)	03/23/07	72,349	72,115,554
Klio II Funding Ltd./Corp. (Acquired 02/12/07; Cost $37,856,046) 5.26%(b)	05/14/07	38,360	37,945,637
(Acquired 12/15/06; Cost $59,102,483) 5.26%(b)	03/08/07	59,828	59,766,809
(Acquired 12/13/06; Cost $18,750,150) 5.26%(b)	03/15/07	19,000	18,961,134
Liberty Harbour CDO Ltd./Inc. (Acquired 02/01/07; Cost $49,466,188) 5.27%(b)	04/16/07	50,000	49,663,625
(Acquired 02/21/07; Cost $22,865,158) 5.27%(b)	04/05/07	23,010	22,892,106
(Acquired 02/27/07; Cost $59,867,500) 5.30%(b)	03/16/07	60,000	59,867,500
Scaldis Capital Ltd./LLC (Acquired 02/22/07; Cost $39,138,283) 5.21%(b)(c)	07/25/07	40,000	39,155,633
Sigma Finance Inc. (Acquired 11/16/06; Cost $48,692,778) 5.20%(b)(c)	05/16/07	50,000	49,451,111
(Acquired 02/22/07; Cost $24,479,000) 5.21%(b)(c)	07/16/07	25,000	24,504,326
Tierra Alta Funding I, Ltd./Corp. (Acquired 02/13/07; Cost $35,420,715) 5.25%(b)	05/09/07	35,860	35,499,159
(Acquired 02/01/07; Cost $37,409,232) 5.28%(b)	03/06/07	37,591	37,563,459

	Maturity	Principal Amount (000)	Value
Asset-Backed Securities– Security Investment Vehicles–(continued)
Zenith Funding, Ltd./Corp. (Acquired 02/12/07; Cost $35,015,506) 5.25%(b)	05/08/07	$35,455	$35,103,405
(Acquired 01/05/07; Cost $53,663,387) 5.26%(b)	03/26/07	54,274	54,075,749
(Acquired 02/15/07; Cost $25,531,398) 5.26%(b)	04/18/07	25,761	25,580,330
			880,882,667
Asset-Backed Securities– Trade Receivables–2.56%
Eureka Securitization, Inc. (Acquired 02/08/07; Cost $49,707,778) 5.26%(b)	03/20/07	50,000	49,861,194
(Acquired 01/29/07; Cost $49,627,417) 5.26%(b)	03/21/07	50,000	49,853,889
			99,715,083
Diversified Banks–1.78%
HBOS Treasury Services PLC (Acquired 12/05/06; Cost $34,507,725) 5.22%(c)	03/13/07	35,000	34,939,100
Societe Generale North America (Acquired 12/13/06; Cost $34,083,428) 5.18%(c)	06/13/07	35,000	34,476,244
			69,415,344
Regional Banks–2.37%
Danske Corp. (Acquired 01/26/07; Cost $48,663,889) 5.20%(c)	07/30/07	50,000	48,909,444
(Acquired 02/09/07; Cost $23,672,062) 5.20%(c)	08/13/07	24,322	23,742,326
Westpac Banking Corp. (Acquired 02/13/07; Cost $19,490,578) 5.21%(b)(c)	08/08/07	20,000	19,536,889
			92,188,659
Total Commercial Paper (Cost $1,815,622,664)			1,815,622,664

F-2

AIM Treasurer's Series Trust

	Maturity	Principal Amount (000)	Value
Time Deposits–8.09%
CALYON (Cayman Islands) 5.33%(c)(e)	03/01/07	$35,000	$35,000,000
Canadian Imperial Bank of Commerce (Cayman Islands) 5.44%(c)(e)	03/01/07	180,000	180,000,001
Danske Bank (United Kingdom) 5.37%(c)(e)	03/01/07	100,000	100,000,000
Total Time Deposits (Cost $315,000,001)			315,000,001
Certificates of Deposit–7.92%
Barclays Bank PLC (United Kingdom) 5.32%(c)	04/27/07	5,000	5,000,000
Barclays Bank PLC 5.45%	06/12/07	10,000	10,000,000
CALYON 5.29%	03/06/07	25,000	25,000,000
5.37%(d)	11/09/07	70,000	70,000,000
Credit Agricole S.A. (United Kingdom) 5.36%(c)	04/23/07	30,000	30,000,000
Deutsche Bank (United Kingdom) 5.34%(c)	07/23/07	30,000	30,000,000
5.35%	08/06/07	50,000	50,000,000
HBOS Treasury Services PLC 5.20%	03/30/07	15,000	15,000,000
5.39%	01/30/08	25,000	25,000,000
Lloyds TSB Bank PLC 5.30%	10/09/07	25,000	25,000,000
Societe Generale S.A. (United Kingdom) 5.71%(c)	07/23/07	23,000	23,000,000
Total Certificates of Deposit (Cost $308,000,000)			308,000,000
Master Note Agreements–7.84%
Lehman Brothers Inc. (Acquired 01/10/07; Cost $140,000,000) 5.42%(b)(e)(f)(g)	—	140,000	140,000,000
Merrill Lynch Mortgage Capital, Inc. (Acquired 02/05/07; Cost $165,000,000) 5.44%(b)(e)(g)	04/05/07	165,000	165,000,000
Total Master Note Agreements (Cost $305,000,000)			305,000,000
Medium-Term Notes–2.70%
Allstate Life Global Trust Floating Rate MTN (Acquired 12/12/06; Cost $50,000,000) 5.29%(d)	02/13/08	50,000	50,000,000

	Maturity	Principal Amount (000)	Value
Medium-Term Notes– (continued)
Credit Agricole S.A. Floating Rate MTN (Acquired 06/23/06; Cost $20,000,000) 5.33%(b)(c)(d)	01/23/08	$20,000	$20,000,000
Metropolitan Life Global Funding I Floating Rate MTN (Acquired 08/20/03; Cost $10,000,000) 5.41%(b)(d)	02/22/08	10,000	10,000,000
Westpac Banking Corp. Floating Rate MTN (Acquired 11/15/06; Cost $25,000,000) 5.30%(b)(c)(d)	03/05/08	25,000	25,000,000
Total Medium-Term Notes (Cost $105,000,000)			105,000,000
Funding Agreements–2.18%
MetLife Funding Agreement (Acquired 07/17/06; Cost $45,000,000) 5.42%(b)(d)(h)	02/18/08	45,000	45,000,000
MetLife Insurance Co. of Connecticut (Acquired 10/13/06; Cost $20,000,000) 5.42%(b)(d)(h)	10/12/07	20,000	20,000,000
New York Life Insurance Co. (Acquired 04/05/06; Cost $20,000,000) 5.42%(b)(d)(h)	04/05/07	20,000	20,000,000
Total Funding Agreements (Cost $85,000,000)			85,000,000
Asset-Backed Securities–2.03%
Asset-Backed Securities– Fully Supported Bank–0.39%
RACERS Trust; Series 2004-6-MM, Floating Rate Notes (CEP-Lehman Brothers Holdings Inc.) (Acquired 04/13/04; Cost $15,000,000) 5.34%(b)(d)	03/22/08	15,000	15,000,000
Fully Supported Monoline–0.36%
Wachovia Asset Securitization Issuance, LLC; Series 2004-HEMM2, Class AMM, Putable Floating Rate Bonds (CEP-Ambac Assurance Corp.) (Acquired 09/07/05; Cost $14,124,527) 5.31%(b)(d)(i)(j)	12/25/34	14,125	14,124,528

F-3

AIM Treasurer's Series Trust

	Maturity	Principal Amount (000)	Value
Structured–1.28%
Permanent Financing PLC; Series 9A, Class 1A, Floating Rate Bonds (Acquired 03/15/06; Cost $10,000,000) 5.29%(b)(c)(d)	03/10/07	$10,000	$10,000,000
Permanent Master Issuer PLC; Series 2006-1, Class 1A, Floating Rate Bonds 5.30%(c)(d)	10/17/07	40,000	40,000,000
			50,000,000
Total Asset-Backed Securities (Cost $79,124,528)			79,124,528
Variable Rate Demand Notes–1.40%(k)
Insured–0.14%(i)
Nanotechnology Research LLC (Arizona State University Project); Series 2004 B, Lease Taxable RB (INS-MBIA Insurance Corp.) 5.30%(d)(e)	03/01/34	1,200	1,200,000
University of Alabama; Series 2004 B, Taxable RB (INS-MBIA Insurance Corp.) 5.32%(d)(e)	07/01/09	4,315	4,315,000
			5,515,000
Letter of Credit Enhanced–1.26%(l)
Albuquerque (City of), New Mexico (KTech Corp. Project); Series 2002, Taxable RB, (LOC-Wells Fargo Bank, N.A.) 5.40%(d)(e)	11/01/22	1,900	1,900,000
Capital Markets Access Co. (Cullman Outpatient Center Project); Series 2006F, (LOC-Wachovia Bank, N.A.) 5.39%(d)	08/01/31	2,880	2,880,000
Capital Markets Access Co. (Surgery Center of Cullman Project); Series 2006G, (LOC-Wachovia Bank, N.A.) 5.39%(d)	08/01/13	2,060	2,060,000
Gainesville & Hall (County of) Development Authority (Fieldale Farms Corp. Project); Taxable Series 2006, (LOC-Wachovia Bank, N.A.) 5.39%(d)(e)	03/01/21	10,000	10,000,000
Germain Properties of Columbus Inc., Germain Real Estate Co. LLC and Germain Motor Co.; Series 2001, Taxable Floating Rate Notes (LOC-JPMorgan Chase Bank, N.A.) 5.40%(d)(e)	03/01/31	7,413	7,413,000

	Maturity	Principal Amount (000)	Value
Letter of Credit Enhanced–(continued)
GMS Associates III; Series 1995, Floating Rate Bonds (LOC-LaSalle Bank, N.A.) 5.36%(d)(e)	11/01/25	$8,200	$8,200,000
Habasit Holding America Inc.; Series 2006, (LOC-Bank of America, N.A.) 5.32%(d)(e)	03/01/16	2,555	2,555,000
Montgomery (City of), Alabama (Riverfront Stadium Project); Series 2003, Taxable RB, (LOC-Wachovia Bank, N.A.) 5.32%(d)(e)	11/01/23	6,000	6,000,000
Saint Jean Industries, Inc.; Series 2006, (LOC-General Electric Capital Corp.) (Acquired 09/28/06; Cost $8,000,000) 5.32%(b)(d)(e)	10/01/21	8,000	8,000,000
			49,008,000
Total Variable Rate Demand Notes (Cost $54,523,000)			54,523,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–78.82% (Cost $3,067,270,193)			3,067,270,193
		Repurchase Amount
Repurchase Agreements–24.31%(m)
BNP Paribas, Joint Agreement dated 02/28/07, aggregate maturing value $999,149,087 (collateralized by U.S. Government and Corporate obligations valued at $1,033,052,963; 0%-7.68%, 12/15/19-01/20/47) 5.37%, 03/01/07(c)		170,025,370	170,000,000
Citigroup Global Markets Inc., Joint agreement dated 02/28/07, aggregate maturing value $1,300,194,007 (collateralized by Corporate obligations valued at $1,365,000,001; 0%-26.32%, 07/15/18-09/20/51) 5.37%, 03/01/07		170,025,370	170,000,000
Deutsche Bank Securities Inc., Agreement dated 02/28/07, aggregate maturing value $250,037,083 (collateralized by U.S. Government obligations valued at $255,000,000; 4.50%-7.00%, 10/01/14-03/01/37) 5.34%, 03/01/07		250,037,083	250,000,000
Fortis Bank S.A./N.V. - New York Branch, Joint agreeement dated 02/28/07, aggregate maturing value $1,000,148,958 (collateralized by Corporate obligations valued at $1,050,000,000; 4.25%-6.00%, 09/25/33-12/03/51) 5.36%, 03/01/07(c)		135,020,109	135,000,000
Greenwich Capital Markets, Inc., Joint agreement dated 02/28/07, aggregate maturing value $800,118,667 (collateralized by U.S. Government obligations valued at $816,004,542; 0%-8.88%, 04/20/07-02/01/37) 5.34%, 03/01/07		70,912,104	70,901,587

F-4

AIM Treasurer's Series Trust

	Repurchase Amount	Value
Repurchase Agreements–(continued)
Wachovia Capital Markets, LLC, Joint agreement dated 02/28/07, aggregate maturing value $300,044,833 (collateralized by Corporate obligations valued at $315,000,001; 4.12%-9.10%, 10/20/18-08/15/48) 5.38%, 03/01/07	$150,022,417	$150,000,000
Total Repurchase Agreements (Cost $945,901,587)		945,901,587
TOTAL INVESTMENTS–103.13% (Cost $4,013,171,780)(n)(o)		4,013,171,780
OTHER ASSETS LESS LIABILITIES–(3.13)%		(121,915,266)
NET ASSETS–100.00%		$3,891,256,514

Investment Abbreviations:

CEP	–	Credit Enhancement Provider

Gtd.	–	Guaranteed

IDR	–	Industrial Development Revenue Bonds

INS	–	Insurer

LOC	–	Letter of Credit

MTN	–	Medium-Term Notes

RACERS	–	Restructured Asset Certificates with Enhanced ReturnsSM

RB	–	Revenue Bonds

Sec.	–	Secured.

Notes to Schedule of Investments:

(a)  Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)  Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2007 was $2,165,680,078, which represented 55.66% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)  The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 11.2%; France: 5.8%; Cayman Islands: 5.5%; other countries less than 5%: 11%.

(d)  Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.

(e)  In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(f)  Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.

(g)  The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on February 28, 2007.

(h)  Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at February 28, 2007 was $85,000,000, which represented 2.18% of the Fund's Net Assets.

(i)  Principal and/or interest payments are secured by the bond insurance company listed.

(j)  Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(k)  Demand security payable upon demand by the Fund with usually no more than seven calendar days' notice.

(l)  Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(m)  Principal amount equals value at period end. See Note 1H.

(n)  Also represents cost for federal income tax purposes.

(o)  Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
F-5

AIM Treasurer's Series Trust

Premier U.S. Government Money Portfolio

Schedule of Investments

February 28, 2007 (Unaudited)

	Maturity	Principal Amount (000)	Value
U.S. Government Agency Securities–55.01%
Federal Farm Credit Bank (FFCB)–7.23%
Disc. Notes,(a) 5.09%	05/15/07	$500	$494,693
5.10%	07/12/07	884	867,344
Floating Rate Bonds, 5.18%(b)	08/01/07	1,000	999,919
			2,361,956
Federal Home Loan Bank (FHLB)–4.48%
Unsec. Bonds, 3.88%	06/08/07	270	268,966
Unsec. Global Bonds, 4.88%	08/22/07	195	194,627
5.27%	11/21/07	1,000	999,773
			1,463,366
Federal Home Loan Mortgage Corp. (FHLMC)–38.71%
Series M006, Class A, Taxable Multifamily VRD Ctfs., 5.32%(c)	10/15/45	9,189	9,189,112
Unsec. Disc. Notes, 5.09%(a)	08/31/07	500	487,050
Unsec. Floating Rate Medium Term Global Notes, 5.17%(b)	09/27/07	2,000	1,999,418
Unsec. Global Notes, 5.08%(a)	08/31/07	1,000	974,151
			12,649,731
Federal National Mortgage Association (FNMA)–1.53%
Unsec. Global Notes, 4.75%	08/03/07	500	498,838
Overseas Private Investment Corp. (OPIC)–3.06%
Gtd. VRD COP, 5.30%(c)(d)	12/31/10	1,000	1,000,000
Total U.S. Government Agency Securities (Cost $17,973,891)			17,973,891
TOTAL INVESTMENTS (excluding Repurchase Agreements)–55.01% (Cost $17,973,891)			17,973,891

	Repurchase Amount	Value
Repurchase Agreements–44.65%(e)
Barclays Capital Inc., Joint agreement dated 02/28/07, aggregate maturing value $500,621,781 (collateralized by U.S. Government obligations valued at $510,559,749; 0%-6.15%, 07/25/07-08/15/19) 5.31%, 03/01/07	$3,590,265	$3,589,736
BNP Paribas Securities Corp., Joint agreement dated 02/28/07, aggregate maturing value $250,036,944 (collateralized by U.S. Government obligations valued at $255,000,405; 0%-4.72%, 04/18/07-03/15/10) 5.32%, 03/01/07	1,000,148	1,000,000
Citigroup Global Markets Inc., Joint agreement dated 02/28/07, aggregate maturing value $250,036,944 (collateralized by U.S. Government obligations valued at $255,000,188; 5.50%-5.60%, 01/23/12-02/01/17) 5.32%, 03/01/07	5,000,739	5,000,000
Deutsche Bank Securities Inc., Joint agreement dated 02/28/07, aggregate maturing value $100,014,778 (collateralized by U.S. Government obligations valued at $102,000,170; 2.88%-6.13%, 04/16/07-07/17/13) 5.32%, 03/01/07	1,000,148	1,000,000
Fortis Securities, LLC, Joint agreement dated 02/28/07, aggregate maturing value $275,040,639 (collateralized by U.S. Government obligations valued at $280,500,287; 0%-4.00%, 03/15/07-02/15/15) 5.32%, 03/01/07	1,000,148	1,000,000
Goldman, Sachs & Co., Joint agreement dated 02/28/07, aggregate maturing value $250,036,944 (collateralized by U.S. Government obligations valued at $255,000,043; 3.15%-6.25%, 12/14/07-07/28/23) 5.32%, 03/01/07	1,000,148	1,000,000
Morgan Stanley, Joint agreement dated 02/28/07, aggregate maturing value $250,036,806 (collateralized by U.S. Government obligations valued at $257,623,762; 0%-7.13%, 04/05/07-04/01/56) 5.30%, 03/01/07	1,000,147	1,000,000
Societe Generale S.A., Joint agreement dated 02/28/07, aggregate maturing value $100,014,722 (collateralized by U.S. Government obligations valued at $102,000,406; 0%-7.25%, 01/15/08-05/15/30) 5.30%, 03/01/07	1,000,147	1,000,000
Total Repurchase Agreements (Cost $14,589,736)		14,589,736
TOTAL INVESTMENTS–99.66% (Cost $32,563,627)(f)		32,563,627
OTHER ASSETS LESS LIABILITIES–0.34%		111,975
NET ASSETS–100.00%		$32,675,602

F-6

AIM Treasurer's Series Trust

Investment Abbreviations:

COP	–	Certificates of Participation

Ctfs.	–	Certificates

Disc.	–	Discounted

Gtd.	–	Guaranteed

Unsec.	–	Unsecured

VRD	–	Variable Rate Demand

Notes to Schedule of Investments:

(a)  Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)  Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.

(c)  Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is rate in effect on February 28, 2007.

(d)  In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(e)  Principal amount equals value at period end. See Note 1H.

(f)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
F-7

AIM Treasurer's Series Trust

Premier Tax-Exempt Portfolio

Schedule of Investments

February 28, 2007 (Unaudited)

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Municipal Obligations–95.91%(a)
Arizona–2.22%
Northern Arizona University Board of Regents Series 1997, RB 5.20%, 06/01/07(b)(c)	AAA	Aaa	$500	$506,938
Colorado–8.77%
Concord (Metropolitan District of); Series 2004, Refunding & Improvement Unlimited Tax VRD GO (LOC-Wells Fargo Bank, N.A.) 3.75%, 12/01/29 (d)(e)	A-1+	—	815	815,000
Idaho Springs (City of) (Safeway Inc. Projects); Series 1993, Refunding VRD IDR (LOC-Deutsche Bank A.G.) 3.85%, 06/01/07(d)(e)(f)	A-1	—	530	530,000
Loveland (City of) (Safeway Inc. Projects); Series 1993, Refunding VRD IDR (LOC-Deutsche Bank A.G.) 3.85%, 06/01/07(d)(e)(f)	A-1	—	660	660,000
				2,005,000
District of Columbia–3.28%
District of Columbia (National Academy of Sciences Project); Series 1999 B, Commercial Paper RB (INS-Ambac Assurance Corp.) 3.57%, 04/04/07(g)	A-1+	—	750	750,000
Florida–0.88%
JEA Water and Sewer System; Series 2002 B, RB (INS-Financial Security Assurance Inc.) 5.25%, 10/01/07(g)	AAA	Aaa	200	201,915
Georgia–5.69%
Atlanta (City of); Series 2006-1, Commercial Paper Notes Water & Wastewater RN (Multi LOC's-Bank of America, N.A., Dexia Group S.A., Lloyds Bank, JPMorgan Chase Bank, N.A.) 3.66%, 11/02/07(d)(f)	A-1+	P-1	300	300,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Georgia–(continued)
Douglasville-Douglas (County of) Water & Sewer Authority; Series 1993, Water & Sewerage RB (INS-Ambac Assurance Corp.) 5.45%, 06/01/07(g)	AAA	Aaa	$200	$200,945
Tallapoosa (City of) Development Authority (U.S. Can Co. Project); Series 1994, Refunding VRD IDR (LOC-Deutsche Bank A.G.) 3.80%, 02/01/15(d)(e)	A-1	—	800	800,000
				1,300,945
Illinois–13.13%
Chicago (City of) (Churchview Supportive Living Facility); Series 2003, Multi-Family Housing VRD RB (LOC-Harris N.A.) (Acquired 11/01/05; Cost $2,000,000) 3.81%, 03/01/33(d)(e)(h)(i)	—	VMIG-1	2,000	2,000,000
Illinois (State of) Development Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC-Allied Irish Banks PLC) 3.81%, 04/01/24(d)(e)(f)	A-1	—	1,000	1,000,000
				3,000,000
Indiana–7.17%
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc. Project); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.80%, 02/01/25(d)(e)	—	VMIG-1	500	500,000
Indiana (State of) Housing Finance Authority (Pedcor Investments-Cumberland Crossing Apartments Development); Series 1997 M-B, Multi-Family Housing VRD RB (LOC-Federal Home Loan Bank of Indianapolis) 3.77%, 01/01/29(d)(e)(i)	—	VMIG-1	501	501,000
Portage (City of) (Pedcor Investments-Port Crossing III Apartments Project); Series 1995 B, Economic Development VRD RB (LOC-Federal Home Loan Bank of Indianapolis) 3.85%, 08/01/30(d)(e)(i)	—	VMIG-1	638	638,000
				1,639,000

F-8

AIM Treasurer's Series Trust

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Kentucky–1.69%
Ewing (City of) Kentucky Area Development Districts Financing Trust; Series 2000, Lease Acquisition Program VRD RB (LOC-Wachovia Bank, N.A.) 3.77%, 06/01/33(d)(e)(j)	A-1+	—	$387	$387,000
Maryland–1.46%
Baltimore (County of) (Blue Circle Inc. Project); Series 1992, Economic Development Refunding VRD RB (LOC-BNP Paribas) 3.58%, 12/01/17(d)(e)(f)(j)	—	VMIG-1	333	333,000
Michigan–2.85%
Detroit (City of) School District; Series 1998 B, Unlimited Tax GO (INS-Financial Guaranty Insurance Co.) 5.00%, 05/01/07(g)	AAA	Aaa	200	200,460
Detroit (City of); Series 2006, Limited Tax TAN GO (LOC-Bank of Nova Scotia) 4.50%, 03/01/07(d)(f)	SP-1+	—	200	200,000
Michigan (State of) Housing Development Authority (Berrien Woods III); Series 2000 B, Multi-Family Housing VRD RB (LOC-Federal Home Loan Bank of Indianapolis) 3.80%, 07/01/32(d)(e)(i)	A-1+	—	250	250,000
				650,460
New York–1.86%
New York (City of) Industrial Development Agency (2002 Abigal Press Inc. Project); VRD IDR (LOC-JPMorgan Chase Bank, N.A.) 3.95%, 12/01/18(d)(e)(i)	A-1+	—	425	425,000
Ohio–3.50%
Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group); Series 2003 B, Commercial Paper GO (LOC-Bank of America N.A.) 3.60%, 03/13/07(d)	A-1+	VMIG-1	800	800,000
Oklahoma–5.91%
Tulsa (County of) Industrial Authority (Capital Improvements); Series 2003 A VRD RB (LOC-Bank of America, N.A.) 3.60%, 05/15/17(e)	A-1+	—	750	750,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Oklahoma–(continued)
Series 2006 D RB (INS-Financial Securities Assurance Inc.) 4.25%, 07/01/07(g)	AAA	—	$600	$601,364
				1,351,364
Pennsylvania–5.63%
Cumberland (County of) Municipal Authority (Dickinson College) Series 1996 B, VRD RB (LOC-Citizens Bank of Pennsylvania) 3.63%, 11/01/26(d)(e)	A-1+	—	600	600,000
Upper St. Clair (Township of) School District; Series 1997, Unlimited Tax GO 5.40%, 07/15/07(b)(c)	NRR	NRR	180	181,179
Wilkinsburg (City of) Municipal Authority (Monroeville Christian/Judea Foundation Facilities); Series 1997 A, RB 8.25%, 03/01/07(b)(c)	AAA	Aaa	490	504,700
				1,285,879
Texas–18.69%
Denton (County of) Upper Trinity Regulation Water District; Series A Commercial Paper Notes (LOC-Bank of America, N.A.) 3.57%, 06/18/07(d)	A-1+	P-1	500	500,000
Commercial Paper Notes (LOC-Bank of America, N.A.) 3.65%, 03/07/07(d)	A-1+	P-1	500	500,000
Harris (County of); Series A-1, Commercial Paper Notes GO 3.65%, 06/13/07	A-1+	P-1	400	400,000
3.70%, 03/08/07	A-1+	P-1	570	570,000
Houston (City of); Series 2003 E, Commercial Paper Notes GO 3.65%, 06/13/07	A-1+	P-1	1,000	1,000,000
Series 2007 D, Commercial Paper Notes GO 3.60%, 05/23/07	A-1+	P-1	750	750,000
Texas (State of); Series 2006, TRAN 4.50%, 08/31/07	SP-1+	MIG-1	250	251,054
University of Texas Board of Regents; Series 2006 A, Revenue Financing System Commercial Paper Notes 3.60%, 04/02/07	A-1+	P-1	300	300,000
				4,271,054

F-9

AIM Treasurer's Series Trust

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Vermont–7.88%
Vermont (State of) Student Assistance Corp.; Series 1985, Student Loan VRD RB (LOC-State Street Bank & Trust Co.) 3.66%, 01/01/08(d)(e)	—	VMIG-1	$1,800	$1,800,000
Wisconsin–5.30%
Madison (City of) Community Development Authority (Hamilton Point Apartments Project); Series 1997 A, Refunding Multi-Family Housing VRD RB (LOC-JPMorgan Chase Bank, N.A.) (Acquired 08/28/02; Cost $860,000) 3.82%, 10/01/22(d)(e)(h)(k)	—	—	860	860,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of); Series 2005 B, Unlimited Tax GO 4.00%, 05/01/07	AA-	Aa3	$350	$350,168
				1,210,168
TOTAL INVESTMENTS–95.91% (Cost $21,917,723)(l)(m)				21,917,723
OTHER ASSETS LESS LIABILITIES–4.09%				935,663
NET ASSETS–100.00%				$22,853,386

Investment Abbreviations:

GO	–	General Obligation Bonds

IDR	–	Industrial Development Revenue Bonds

INS	–	Insurer

LOC	–	Letter of Credit

NRR	–	Not Re-Rated

RB	–	Revenue Bonds

RN	–	Revenue Notes

TAN	–	Tax Anticipation Notes

TRAN	–	Tax and Revenue Anticipation Notes

VRD	–	Variable Rate Demand

Notes to Schedule of Investments:

(a)  Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Government obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.

(b)  Advance refunded; secured by an escrow fund of U.S. Government obligations.

(c)  Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)  Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e)  Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.

(f)  The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Germany: 8.7%; other countries less than 5%: 7.4%.

(g)  Principal and/or interest payments are secured by the bond insurance company listed.

(h)  Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2007 was $2,860,000, which represented 12.51% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(i)  Security subject to the alternative minimum tax.

(j)  In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(k)  Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

(l)  This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities	Percentage
Harris N.A.	8.8%
Deutche Bank A.G.	8.7
Bank of America, N.A.	8.2
JPMorgan Chase Bank, N.A.	8.1
State Street Bank & Trust Co.	7.9
Houston Texas	7.7
Federal Home Loan Bank of Indianapolis.	6.1

(m)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
F-10

AIM Treasurer's Series Trust

Statement of Assets and Liabilities

February 28, 2007
(Unaudited)

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Assets:
Investments, at value	$3,067,270,193	$17,973,891	$21,917,723
Repurchase agreements	945,901,587	14,589,736	—
Total investments	4,013,171,780	32,563,627	21,917,723
Cash	—	—	100,385
Receivables for:
Investments sold	—	—	5,000
Fund shares sold	886,368	95,907	681,655
Interest	6,560,985	69,484	154,792
Investment for trustee deferred compensation and retirement plans	—	14,734	—
Other assets	—	67	—
Total assets	4,020,619,133	32,743,819	22,859,555
Liabilities:
Payables for:
Investments purchased	119,861,206	—	—
Fund shares reacquired	247,560	48,910	450
Dividends	9,250,958	2,326	5,719
Trustee deferred compensation and retirement plans	—	16,981	—
Accrued operating expenses	2,895	—	—
Total liabilities	129,362,619	68,217	6,169
Net assets applicable to shares outstanding	$3,891,256,514	$32,675,602	$22,853,386
Net assets consist of:
Shares of beneficial interest	$3,891,236,997	$32,647,996	$22,853,242
Undistributed net investment income	17,052	27,556	444
Undistributed net realized gain (loss)	2,465	50	(300)
	$3,891,256,514	$32,675,602	$22,853,386
Net Assets:
Investor Class	$116,904,920	$27,276,768	$21,253,194
Institutional Class	$3,774,351,594	$5,398,834	$1,600,192
Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Investor Class	116,902,030	27,276,719	21,251,560
Institutional Class	3,774,337,505	5,398,825	1,602,126
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00
Cost of Investments	$3,067,270,193	$17,973,891	$21,917,723
Cost of Repurchase agreements	$945,901,587	$14,589,736	$—
Total Investments, at cost	$4,013,171,780	$32,563,627	$21,917,723

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
F-11

AIM Treasurer's Series Trust

Statement of Operations

For the six months ended February 28, 2007
(Unaudited)

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Investment income:
Interest	$80,308,743	$812,325	$906,421
Expenses:
Advisory fees	3,723,262	38,252	61,838
Less: Fees waived	(1,191,445)	(12,240)	—
Net expenses	2,531,817	26,012	61,838
Net investment income	77,776,926	786,313	844,583
Net realized gain (loss) from Investment securities	(1,218)	50	—
Net increase in net assets resulting from operations	$77,775,708	$786,363	$844,583

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
F-12

AIM Treasurer's Series Trust

Statement of Changes In Net Assets

For the six months ended February 28, 2007 and the year ended August 31, 2006
(Unaudited)

	Premier Portfolio		Premier U.S. Government Portfolio		Premier Tax-Exempt Portfolio
	Six Months ended February 28, 2007	Year ended August 31, 2006	Six Months ended February 28, 2007	Year ended August 31, 2006	Six Months ended February 28, 2007	Year ended August 31, 2006
Operations:
Net investment income	$77,776,926	$52,686,952	$786,313	$1,292,680	$844,583	$862,494
Net realized gain (loss)	(1,218)	3,683	50	—	—	—
Net increase in net assets resulting from operations	77,775,708	52,690,635	786,363	1,292,680	844,583	862,494
Distributions to shareholders from net investment income:
Investor Class	(3,847,609)	(4,938,784)	(733,793)	(1,292,454)	(305,421)	(564,506)
Institutional Class	(73,929,317)	(47,748,168)	(52,512)	(226)	(539,162)	(297,988)
Decrease in net assets resulting from distributions	(77,776,926)	(52,686,952)	(786,305)	(1,292,680)	(844,583)	(862,494)
Share transactions—net: Investor Class	17,413,526	(12,576,552)	(2,462,067)	(1,859,199)	3,831,096	(3,261,455)
Institutional Class	1,217,974,999	2,192,267,042	5,373,599	25,226	(6,104,614)	(1,715,438)
Net increase (decrease) in net assets resulting from share transactions	1,235,388,525	2,179,690,490	2,911,532	(1,833,973)	(2,273,518)	(4,976,893)
Net increase (decrease) in net assets	1,235,387,307	2,179,694,173	2,911,590	(1,833,973)	(2,273,518)	(4,976,893)
Net assets:
Beginning of period	2,655,869,207	476,175,034	29,764,012	31,597,985	25,126,904	30,103,797
End of period *	$3,891,256,514	$2,655,869,207	$32,675,602	$29,764,012	$22,853,386	$25,126,904
* Includes accumulated undistributed net investment income	$17,052	$17,052	$27,556	$27,548	$444	$444

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
F-13

AIM Treasurer's Series Trust

Notes to Financial Statements

February 28, 2007
(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Treasurer's Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the "Funds"). Each Fund currently consists of multiple classes of shares. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds.

The investment objective of each Fund is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.  Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.  Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable and tax-exempt earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

G.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.  Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible

F-14

AIM Treasurer's Series Trust

securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to AIM at an annual rate of 0.25% of such Fund's average daily net assets. Pursuant to the master investment advisory agreement, AIM bears all expenses incurred by each Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Through at least June 30, 2007, AIM has contractually agreed to waive advisory fees equal to 0.08% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio.

For the six months ended February 28, 2007, AIM waived the following advisory fees:

Premier Portfolio	$1,191,445
Premier U.S. Government Money Portfolio	12,240

The Trust has entered into a master administrative services agreement with AIM to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") to provide transfer agency and shareholder services to each Fund. AIM and AIS do not charge the Funds any fees under these agreements.

The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") and Fund Management Company ("FMC") to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS, ADI and/or FMC.

NOTE 3—Trustees' and Officers Fees and Benefits

Remuneration is paid to each Trustee and Officer of the Trust who is not an "interested person" of AIM. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by AIM and not by the Trust.

NOTE 4—Borrowings

Pursuant to an exemptive order from the Securities and Exchange Commission, the Funds may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the fund's aggregate borrowings from all sources exceeds 10% of the fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Funds did not borrow or lend under the facility during the six months ended February 28, 2007.

Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their accounts with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

F-15

AIM Treasurer's Series Trust

NOTE 5—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds' had capital loss carryforward as of August 31, 2006 which expire as follows:

Capital Loss Carryforward*

2012
Premier Portfolio	$—
Premier U.S. Government Money Portfolio	—
Premier Tax-Exempt Portfolio	300

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6—Share Information

Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

Premier Portfolio

Changes in Shares Outstanding

	Six months ended February 28, 2007(a)		Year ended August 31, 2006
	Shares	Amount	Shares	Amount
Sold:
Investor Class	95,647,091	$95,647,091	91,441,839	$91,441,839
Institutional Class	17,117,010,657	17,117,010,657	17,444,429,484	17,444,429,484
Issued as reinvestment of dividends:
Investor Class	3,758,812	3,758,812	4,806,232	4,806,232
Institutional Class	17,902,441	17,902,441	8,813,192	8,813,192
Reacquired:
Investor Class	(81,992,377)	(81,992,377)	(108,824,623)	(108,824,623)
Institutional Class	(15,916,938,099)	(15,916,938,099)	(15,260,975,634)	(15,260,975,634)
	1,235,388,525	$1,235,388,525	2,179,690,490	$2,179,690,490

(a)  There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19% of the outstanding shares of the Fund. The distributor has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. 54% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

F-16

AIM Treasurer's Series Trust

NOTE 6—Share Information—(continued)

Premier U.S. Government Money Portfolio

Changes in Shares Outstanding

	Six months ended February 28, 2007(a)		Year ended August 31, 2006
	Shares	Amount	Shares	Amount
Sold:
Investor Class	5,729,915	$5,729,915	12,886,718	$12,866,718
Institutional Class(b)	15,917,000	15,917,000	25,000	25,000
Issued as reinvestment of dividends:
Investor Class	712,785	712,785	1,252,241	1,252,241
Institutional Class(b)	51,099	51,099	226	226
Reacquired:
Investor Class	(8,904,767)	(8,904,767)	(15,978,158)	(15,978,158)
Institutional Class(b)	(10,594,500)	(10,594,500)	—	—
	2,911,532	$2,911,532	(1,813,973)	$(1,833,973)

(a)  There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 14% of the outstanding shares of the Fund. The distributor has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

(b)  Institutional class shares commenced sales on June 28, 2006.

Premier Tax-Exempt Portfolio

Changes in Shares Outstanding

	Six months ended February 28, 2007(a)		Year ended August 31, 2006
	Shares	Amount	Shares	Amount
Sold:
Investor Class	6,351,037	$6,351,037	11,294,258	$11,294,258
Institutional Class	102,736,582	102,736,582	119,830,004	119,830,004
Issued as reinvestment of dividends:
Investor Class	304,785	304,785	552,166	552,166
Institutional Class	530,983	530,983	273,447	273,447
Reacquired:
Investor Class	(2,824,726)	(2,824,726)	(15,107,879)	(15,107,879)
Institutional Class	(109,372,179)	(109,372,179)	(121,818,889)	(121,818,889)
	(2,273,518)	$(2,273,518)	(4,976,893)	$(4,976,893)

(a)  There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 31% of the outstanding shares of the Fund. The distributor has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 7—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on each Fund's financial statements and currently intends for the Funds to adopt FIN 48 provisions during the fiscal year ending August 31, 2008.

F-17

AIM Treasurer's Series Trust

NOTE 8—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Premier Portfolio

	Investor Class
	Six months ended February 28,		Year ended August 31,			Three months ended August 31,		Year ended May 31,
	2007		2006	2005	2004	2003		2003	2002
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	0.03		0.04	0.02	0.01	0.00		0.01	0.02
Net gains (losses) on securities (both realized and unrealized)	(0.00)		0.00	—	0.00	0.00		—	—
Total from investment operations	0.03		0.04	0.02	0.01	0.00		0.01	0.02
Less dividends from net investment income	(0.03)		(0.04)	(0.02)	(0.01)	(0.00)		(0.01)	(0.02)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Total return(a)	2.62%		4.55%	2.46%	1.01%	0.24%		1.35%	2.37%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$116,905		$99,491	$112,067	$884,979	$861,491		$493,553	767,528
Ratio of expenses to average net assets:
With fee waivers	0.17	%(b)	0.17%	0.20%	0.20%	0.21	%(c)	0.25%	0.25%
Without fee waivers	0.25	%(b)	0.25%	0.25%	0.25%	0.25	%(c)	0.25%	0.25%
Ratio of net investment income to average net assets	5.22	%(b)	4.74%	2.34%	1.00%	0.95	%(c)	1.35%	2.53%

(a)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(b)  Ratios are annualized and based on average daily net assets of $148,926,235.

(c)  Annualized.

Premier U.S. Government Money Portfolio

	Investor Class
	Six months ended February 28,		Year ended August 31,			Three months ended August 31,		Year ended May 31,
	2007		2006	2005	2004	2003		2003	2002
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	0.03		0.04	0.02	0.003	0.001		0.01	0.02
Net gains on securities	0.00		—	—	—	—		—	—
Total from investment operations	0.03		0.04	0.02	0.003	0.001		0.01	0.02
Less dividends from net investment income	(0.03)		(0.04)	(0.02)	(0.003)	(0.001)		(0.01)	(0.02)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	1.00
Total return(a)	2.57%		4.44%	2.06%	0.30%	0.08%		0.72%	1.67%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$27,277		$29,739	$31,598	$41,323	$64,883		$67,097	$75,720
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	0.17	%(b)	0.17%	0.52%	0.85%	0.85	%(c)	0.85%	0.85%
Without fee waivers and/or expense reimbursements	0.25	%(b)	0.25%	0.96%	1.50%	1.25	%(c)	1.11%	1.04%
Ratio of net investment income to average net assets	5.14	%(b)	4.34%	1.98%	0.29%	0.33	%(c)	0.72%	1.65%

(a)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(b)  Ratios are annualized and based on average daily net assets of $28,797,665.

(c)  Annualized.

F-18

AIM Treasurer's Series Trust

NOTE 8—Financial Highlights—(continued)

Premier Tax-Exempt Portfolio

	Investor Class
	Six months ended February 28,		Year ended August 31,			Three months ended August 31,		Year ended May 31,
	2007		2006	2005	2004	2003		2003	2002
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income	0.02		0.03	0.02	0.01	0.00		0.01	0.02
Less dividends from net investment income	(0.02)		(0.03)	(0.02)	(0.01)	(0.00)		(0.01)	(0.02)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Total return(a)	1.71%		3.04%	1.88%	0.91%	0.21%		1.19%	1.81%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$21,253		$17,420	$20,682	$37,117	$44,164		$45,013	$67,406
Ratio of expenses to average net assets	0.25	%(b)	0.25%	0.25%	0.25%	0.25	%(c)	0.25%	0.25%
Ratio of net investment income to average net assets	3.41	%(b)	2.99%	1.88%	0.90%	0.85	%(c)	1.19%	1.80%

(a)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(b)  Ratios are annualized and based on average daily net assets of $18,158,474

(c)  Annualized.

F-19

AIM Treasurer's Series Trust

NOTE 9—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

Pending Litigation and Regulatory Inquiries

On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

•  that the defendants permitted improper market timing and related activity in the AIM Funds;

•  that certain AIM Funds inadequately employed fair value pricing; and

•  that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

F-20

AIM Treasurer's Series Trust

Trustees and Officers

Board of Trustees

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Chair

Albert R. Dowden

Jack M. Fields

Martin L. Flanagan

Carl Frischling

Robert H. Graham

Vice Chair

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Larry Soll

Raymond Stickel Jr.

Philip A. Taylor

Officers

Karen Dunn Kelley

President and Principal
Executive Officer

Philip A. Taylor

Executive Vice President

Todd L. Spillane

Chief Compliance Officer

Russell C. Burk

Senior Vice President and Senior Officer

John M. Zerr

Senior Vice President, Secretary and Chief Legal Officer

Sidney M. Dilgren

Vice President, Treasurer and
Principal Financial Officer

Lisa O. Brinkley

Vice President

Kevin M. Carome

Vice President

Patrick J. P. Farmer

Vice President

Stephen M. Johnson

Vice President

Office of the Fund

11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Investment Advisor

A I M Advisors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Transfer Agent

AIM Investment Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian

The Bank of New York
2 Hanson Place
Brooklyn, NY 11217-1431

Counsel to the Fund

Ballard Spahr
Andrews & Ingersoll, LLP
1735 Market Street, 51st Floor
Philadelphia, PA 19103-7599

Counsel to the Independent Trustees

Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036-2714

Distributor

A I M Distributors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

F-21

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If used after June 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M Distributors, Inc.

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Institutional Class

AIM Treasurer’s Series Trust (ATST)
Premier Portfolio
Premier U.S. Government Money Portfolio
Premier Tax-Exempt Portfolio

February 28, 2007
Semiannual Report

Unless otherwise stated, information presented in this report is as of February 28, 2007, and is based on total net assets.

Unless otherwise stated, all data presented in this report are from A I M Management Group Inc.

SEMI
ANNUAL

[COVER IMAGE]

Inside This Report
Letter to Shareholders	1
Fund Data	2
Fund Objectives and Strategies	2
Fund Composition by Maturity	3
Letter from Independent
Chairman of Board of Trustees	4
Calculating Your Ongoing Fund Expenses	5
Approval of Investment Advisory Agreement	6
Schedule of Investments	F-1
Financial Statements	F-11
Notes to Financial Statements	F-14
Financial Highlights	F-18
Trustees and Officers	F-21

[AIM Investments Logo]
– registered trademark –

AIM Treasurer’s Series Trust

[KELLEY
PHOTO]

Karen Dunn Kelley

Dear Shareholders:

We are pleased to present this report on the performance of the Institutional Class of the Treasurer’s Series Trust for the six months ended February 28, 2007. Thank you for investing with us.

Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively short maturity structure.

The Premier and Premier U.S. Government Money portfolios also continued to hold their Aaa rating by Moody’s. Fund ratings are subject to change and are based on several factors including an analysis of the Fund’s overall credit quality, market price exposure and management.

Market conditions affecting money market funds

Short term interest rates were little changed during the six-month reporting period ended February 28, 2007.(1) During the reporting period, the U.S. Federal Reserve Board (the Fed) kept its federal funds target rate unchanged at 5.25% at five consecutive meetings—following 17 consecutive increases from June 2004 to June 2006.(2) In its January 31, 2007, statement, the Fed said that some inflation risks persist and that future target interest rate actions would depend on incoming economic data.(2)

The economy continued to expand, albeit modestly, during the reporting period. Gross domestic product, the broadest measure of economic activity, grew at an annualized rate of 2.0% in the third quarter of 2006 and 2.5% in the fourth quarter.(3) While softness in the residential real estate market and weakness in the manufacturing sector weighed on the economy, they failed to slow it down significantly.

Economic uncertainty contributed to an inverted yield curve throughout the reporting period—meaning that short-term Treasuries generally yielded more than long-term Treasuries, a reversal of the norm.(1) An inverted yield curve traditionally is an indicator of a forthcoming recession. However, declining oil prices, a generally positive stock market and strong corporate earnings provided support for the economy. At the close of the reporting period, three-month Treasury securities yielded 5.13% while 30-year Treasury bonds yielded 4.67%.(1)

In conclusion

All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

/s/Karen Dunn Kelley

Karen Dunn Kelley
President, Fund Management Company

April 16, 2007

Sources: (1)Lehman Brothers Inc.; (2)U.S. Federal Reserve Board; (3)Bureau of Economic Analysis

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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AIM Treasurer’s Series Trust

Fund Data

Institutional Class data as of 2/28/07

	YIELDS
		7-Day SEC Yield		WEIGHTED AVERAGE MATURITY
		Less Fee Waivers		Range During	At Close
	7-Day	and/or Expense	Monthly	Reporting	of Reporting
FUND	SEC Yield	Reimbursements	Yield	Period	Period	TOTAL NET ASSETS
Premier*	5.22%	5.14%	5.21%	30–43 days	39 days	$3.77 billion
Premier U.S. Government Money*	5.14	5.06	5.13	17–38 days	30 days	5.37 million
Premier Tax-Exempt	3.47	3.47	3.43	16–68 days	59 days	1.60 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yields represent annualized results for the fiscal year, net of fees and expenses, and exclude any realized capital gains or losses.

*Had the advisor not waived certain fees and/or reimbursed certain expenses, performance would have been lower.

FUND OBJECTIVES AND STRATEGIES

Premier Portfolio

Premier Portfolio seeks to provide a high level of current income consistent with the preservation of capital and maintenance of liquidity.

The Fund invests in short-term money market instruments that blend top-tier, high quality U.S. dollar-denominated obligations, which include commercial paper, certificates of deposit, master and promissory notes, municipal securities and repurchase agreements.

The Fund continues to hold the highest credit quality rating (Aaa) given by Moody’s, a widely known credit rating agency. Fund ratings are subject to change and are based on several factors, including an analysis of a fund’s overall credit quality, market price exposure and management.

Premier U.S. Government Money Portfolio

Premier U.S. Government Money Portfolio seeks to provide a high level of current income consistent with the preservation of capital and maintenance of liquidity.

The Fund invests primarily in debt securities issued or guaranteed by the U.S. government or its agencies and securities such as repurchase agreements and variable rate or floating rate debt obligations. Securities purchased by the Fund have maturities of 397 days or less.

The Fund continues to hold the highest credit quality rating (Aaa) given by Moody’s, a widely known credit rating agency. Fund ratings are subject to change and are based on several factors, including an analysis of a fund’s overall credit quality, market price exposure and management.

Premier Tax-Exempt Portfolio

Premier Tax-Exempt Portfolio seeks to provide a high level of current income consistent with the preservation of capital and maintenance of liquidity.

The Fund invests in high quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The Fund structure is driven to some extent by the supply and availability of municipal securities. Liquidity is managed with daily and weekly variable rate demand notes.

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AIM Treasurer’s Series Trust

Fund Composition by Maturity

In days, as of 2/28/07

		Premier	Premier
	Premier	U.S. Government	Tax-Exempt
	Portfolio*	Money Portfolio	Portfolio
1–7	51.7%	79.2%	48.8%
8–30	19.4	6.1	6.3
31–90	13.1	1.5	14.1
91–180	14.6	5.6	20.9
181+	1.2	7.6	9.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

*The Fund may invest in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.

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AIM Treasurer’s Series Trust

[CROCKETT
PHOTO]

Bruce L. Crockett

Dear Fellow AIM Fund Shareholders:

Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.

The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31, 2005, and the one-year period ended December 31, 2004.(1)#

In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds’ performance, attract new assets and reduce costs. The asset class subcommittees of your Board’s Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I’ll report more on these steps once they’re completed.

Another major Board initiative for early 2007 is the revision of the AIM Funds’ proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM’s progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I’m looking forward to a return visit to Morningstar this year to review AIM Funds’ performance and governance ratings.

Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

I’d like to hear from you. Please write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

Sincerely,

/s/ Bruce L. Crockett

Bruce L. Crockett
Independent Chair
AIM Funds Board

April 16, 2007

Sources: #A I M Management Group Inc. and Lipper Inc.

(1)Past performance is no guarantee of future results. Please visit AIMinvestments.com for the most recent month-end performance for all AIM funds.

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AIM Treasurer’s Series Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2006, through February 28, 2007.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Fund	(9/1/06)	(2/28/07)1	Period(2)	(2/28/07)	Period(2)	Ratio
Premier	$1,000.00	$1,026.20	$0.85	$1,023.95	$0.85	0.17%
Premier U.S. Government Money	1,000.00	1,025.70	0.85	1,023.95	0.85	0.17
Premier Tax-Exempt	1,000.00	1,017.10	1.25	1,023.55	1.25	0.25

(1)  The actual ending account value is based on the actual total return of the Fund for the period September 1, 2006, through February 28, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

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AIM Treasurer’s Series Trust

Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”) of AIM Treasurer’s Series Trust (the “Trust”) oversees the management of each series portfolio of the Trust (each, a “Fund”) and, as required by law, determines annually whether to approve the continuance of each Fund’s advisory agreement with A I M Advisors, Inc. (“AIM”). Based upon the recommendation of the Investments Committee of the Board, at a meeting on June 27, 2006, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the “Advisory Agreement”) between each Fund and AIM for another year, effective July 1, 2006.

The Board considered the factors discussed below in evaluating the fairness and reasonableness of each Fund’s Advisory Agreement at the meeting on June 27, 2006 and as part of the Board’s ongoing oversight of each Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

One responsibility of the independent Senior Officer of the Funds is to manage the process by which the Funds’ proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arms’ length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below.

The discussion below serves as a summary of the Senior Officer’s independent written evaluation, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of each Fund’s Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that each Fund’s Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under each Fund’s Advisory Agreement is fair and reasonable and would have been obtained through arm’s length negotiations.

Unless otherwise stated, information presented below is as of June 27, 2006 and does not reflect any changes that may have occurred since June 27, 2006, including but not limited to changes to each Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Fund-Specific Factors with the Same Conclusions

The Board considered the following fund-specific factors separately for each Fund, and reached the same conclusions for each Fund, which conclusions are set forth below.

•      The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

•      The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board considered such issues as AIM’s portfolio and product review process, AIM’s legal and compliance function, AIM’s use of technology, AIM’s portfolio administration function and the quality of AIM’s investment research. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

•      Meetings with the Fund’s portfolio managers and investment personnel. With respect to the Fund, the Board is meeting periodically with such Fund’s portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

•      Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

•      Investments in affiliated money market funds. Not applicable because the Fund does not invest in affiliated money market funds.

•      Independent written evaluation and recommendations of the Fund’s Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM’s affiliates, had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer’s written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer’s written evaluation.

Fund-Specific Factors with Separate Conclusions

The Board considered the following fund-specific factors separately for each Fund, and reached separate conclusions for each Fund, which conclusions are set forth below.

Premier Portfolio

•      The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund’s performance in such periods was above the median performance of such comparable funds. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•      The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Institutional Money Market Fund Index. The Board noted that the Fund’s performance in such periods was above the performance of such Index. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•      Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the effective advisory fee rate (before waivers) for the Fund under the Advisory Agreement. The Board noted that this rate was (i) below the effective advisory fee rate (before waivers) for a mutual fund advised by AIM with investment strategies comparable to those of the Fund; (ii) below the effective advisory fee rate (before waivers) for a variable insurance fund advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of the Fund; and (iii) above the effective advisory and sub-advisory fee rates for one Canadian mutual fund advised by an AIM affiliate and sub-advised by AIM with investment strategies comparable to those of the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. The Board also noted the “all-in” nature of the

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advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•      Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level at the end of the past calendar year and noted that the Fund’s rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Finally, the Board noted that none of the comparable funds had “all-in” fees and that the comparable funds therefore all had higher overall expenses than the Fund had under the Advisory Agreement. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•      Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund so that the Fund’s advisory fee rate is limited to a specified percentage of average daily net assets. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until June 30, 2007. The Board considered the effect this fee waiver would have on the Fund’s estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

•      Breakpoints and economies of scale. The Board reviewed the structure of the Fund’s advisory fee under the Advisory Agreement, noting that it does not include any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for the Fund or whether, due to the nature of the Fund and the advisory fee structures of comparable funds, it was reasonable to structure the advisory fee without breakpoints. Based on this review, the Board concluded that it was not necessary to add advisory fee breakpoints to the Fund’s advisory fee schedule. The Board reviewed the level of the Fund’s advisory fees, and noted that such fees, as a percentage of the Fund’s net assets, would remain constant under the Advisory Agreement because the Advisory Agreement does not include any breakpoints. The Board concluded that the Fund’s fee levels under the Advisory Agreement therefore would not reflect economies of scale. However, the Board also concluded that the “all-in” nature of the Fund’s advisory fee under the Advisory Agreement and the fact that AIM pays for the Fund’s ordinary operating expenses was beneficial to shareholders.

Premier Tax-Exempt Portfolio

•      The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund’s performance in such periods was above the median performance of such comparable funds. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•      The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Institutional Tax Exempt Money Market Index. The Board noted that the Fund’s performance in such periods was above the performance of such Index. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•      Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the effective advisory fee rate (before waivers) for the Fund under the Advisory Agreement. The Board noted that this rate was below the effective advisory fee rate (before waivers) for a mutual fund advised by AIM with investment strategies comparable to those of the Fund. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•      Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level at the end of the past calendar year and noted that the Fund’s rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Finally, the Board noted that none of the comparable funds had “all-in” fees and that the comparable funds therefore all had higher overall expenses than the Fund had under the Advisory Agreement. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•      Expense limitations and fee waivers. The Board noted that there were no fee waivers or expense limitations currently in effect for the Fund. The Board concluded that no such waivers or limitations were necessary at this time because the Fund’s overall expense ratio was below the median expense ratio of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed.

•      Breakpoints and economies of scale. The Board reviewed the structure of the Fund’s advisory fee under the Advisory Agreement, noting that it does not include any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for the Fund or whether, due to the nature of the Fund and the advisory fee structures of comparable funds, it was reasonable to structure the advisory fee without breakpoints. Based on this review, the Board concluded that it was not necessary to add advisory fee breakpoints to the Fund’s advisory fee schedule. The Board reviewed the level of the Fund’s advisory fees, and noted that such fees, as a percentage of the Fund’s net assets, would remain constant under the Advisory Agreement because the Advisory Agreement does not include any breakpoints. The Board concluded that the Fund’s fee levels under the Advisory Agreement therefore would not reflect economies of scale. However, the Board also concluded that the “all-in” nature of the Fund’s advisory fee under the Advisory Agreement and the fact that AIM pays for the Fund’s ordinary operating expenses was beneficial to shareholders.

Premier U.S. Government Money Portfolio

•      The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund’s performance was above the median performance of such comparable funds for the one and three year periods and below such median performance for the

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AIM Treasurer’s Series Trust

five year period. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•      The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Institutional US Government Money Market Fund Index. The Board noted that the Fund’s performance was above the performance of such Index for the one year period and comparable to such Index for the three and five year periods. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•      Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the effective advisory fee rate (before waivers) for the Fund under the Advisory Agreement. The Board noted that this rate was above the effective advisory fee rates (before waivers) for two mutual funds advised by AIM with investment strategies comparable to those of the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•      Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level at the end of the past calendar year and noted that the Fund’s rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Finally, the Board noted that none of the comparable funds had “all-in” fees. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•      Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund so that the Fund’s advisory fee rate is limited to a specified percentage of average daily net assets. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until June 30, 2007. The Board considered the effect this fee waiver would have on the Fund’s estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

•      Breakpoints and economies of scale. The Board reviewed the structure of the Fund’s advisory fee under the Advisory Agreement, noting that it does not include any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for the Fund or whether, due to the nature of the Fund and the advisory fee structures of comparable funds, it was reasonable to structure the advisory fee without breakpoints. Based on this review, the Board concluded that it was not necessary to add advisory fee breakpoints to the Fund’s advisory fee schedule. The Board reviewed the level of the Fund’s advisory fees, and noted that such fees, as a percentage of the Fund’s net assets, would remain constant under the Advisory Agreement because the Advisory Agreement does not include any breakpoints. The Board concluded that the Fund’s fee levels under the Advisory Agreement therefore would not reflect economies of scale. However, the Board also concluded that the “all-in” nature of the Fund’s advisory fee under the Advisory Agreement and the fact that AIM pays for the Fund’s ordinary operating expenses was beneficial to shareholders.

Global Factors

The Board considered the following global factors for each Fund and reached the same conclusions for each Fund, which conclusions are set forth below.

•      Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM’s (and its affiliates’) investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM’s operations remain profitable, although increased expenses in recent years have reduced AIM’s profitability. Based on the review of the profitability of AIM’s and its affiliates’ investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.

•      Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through “soft dollar” arrangements. Under these arrangements, brokerage commissions paid by other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

•      AIM’s financial soundness in light of the Fund’s needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

•      Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board’s knowledge of AIM’s operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

•      Other factors and current trends. The Board considered the steps that AIM and its affiliates have taken over the last several years, and continue to take, in order to improve the quality and efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that these steps taken by AIM have improved, and are likely to continue to improve, the quality and efficiency of the services AIM and its affiliates provide to the Fund in each of these areas, and support the Board’s approval of the continuance of the Advisory Agreement for the Fund.

8

AIM Treasurer's Series Trust

Premier Portfolio

Schedule of Investments

February 28, 2007 (Unaudited)

	Maturity	Principal Amount (000)	Value
Commercial Paper–46.66%(a)
Asset-Backed Securities– Commercial Loans/ Leases–4.57%
Amstel Funding Corp., (Acquired 11/15/06; Cost $48,907,347) 5.21%(b)(c)	04/17/07	$50,000	$49,659,903
Atlantis One Funding Corp., (Acquired 02/23/07; Cost $38,961,000) 5.20%(b)(c)	08/22/07	40,000	38,995,633
(Acquired 02/23/07; Cost $49,013,468) 5.20%(b)(c)	08/23/07	50,328	49,057,043
Fountain Square Commercial Funding Corp. (Acquired 12/05/06; Cost $39,500,244) 5.23%(b)	03/01/07	40,000	40,000,000
			177,712,579
Asset-Backed Securities– Fully Supported Bank–9.24%
Concord Minutemen Capital Co., LLC,- Series A, (Multi CEP's-Liberty Hampshire Co., LLC; agent) (Acquired 01/19/07; Cost $29,215,667) 5.20%(b)	07/19/07	30,000	29,393,334
(Acquired 10/13/06; Cost $24,373,476) 5.22%(b)	04/04/07	25,000	24,876,868
(Acquired 09/19/06; Cost $24,324,981) 5.25%(b)	03/23/07	25,000	24,919,728
Crown Point Capital Co., LLC- Series A, (Multi CEP's-Liberty Hampshire Co., LLC; agent) (Acquired 10/13/06; Cost $24,373,476) 5.22%(b)	04/04/07	25,000	24,876,868
Legacy Capital Co., LLC- Series A, (Multi CEP's-Liberty Hampshire Co., LLC; agent) (Acquired 02/13/07; Cost $35,336,777) 5.27%(b)	03/12/07	35,477	35,419,872
Lexington Parker Capital Co., LLC (Multi CEP's-Liberty Hampshire Co., LLC; agent) (Acquired 12/05/06; Cost $29,456,100) 5.18%(b)	04/10/07	30,000	29,827,333

	Maturity	Principal Amount (000)	Value
Asset-Backed Securities– Fully Supported Bank– (continued)
(Acquired 01/10/07; Cost $54,792,438) 5.21%(b)	06/08/07	$56,000	$55,197,660
(Acquired 02/27/07; Cost $59,993,706) 5.27%(b)(d)	09/04/07	60,000	59,993,706
Ticonderoga Funding LLC (CEP-Bank of America, N.A. ) (Acquired 02/06/07; Cost $49,780,417) 5.27%(b)	03/08/07	50,000	49,948,764
Variable Funding Capital Co. LLC (CEP-Wachovia Bank, N.A.) (Acquired 02/08/07; Cost $24,868,250) 5.27%(b)	03/16/07	25,000	24,945,104
			359,399,237
Asset-Backed Securities– Fully Supported Monoline–1.82%
Aquinas Funding LLC (CEP-MBIA Insurance Corp.) (Acquired 12/14/06; Cost $48,688,083) 5.19%(b)	06/18/07	50,000	49,214,291
(Acquired 01/30/07; Cost $21,423,716) 5.21%(b)	07/30/07	22,000	21,519,233
			70,733,524
Asset-Backed Securities– Multi-Purpose–1.68%
Atlantic Asset Securitization LLC (Acquired 01/19/07; Cost $25,509,388) 5.26%(b)	03/06/07	25,682	25,663,238
CRC Funding LLC (Acquired 01/29/07; Cost $39,731,156) 5.26%(b)	03/16/07	40,000	39,912,333
			65,575,571
Asset-Backed Securities– Security Investment Vehicles–22.64%
Aquifer Funding Ltd./LLC (Acquired 02/06/07; Cost $99,590,111) 5.27%(b)	03/06/07	100,000	99,926,806

AIM Treasurer's Series Trust

	Maturity	Principal Amount (000)	Value
Asset-Backed Securities– Security Investment Vehicles–(continued)
(Acquired 02/07/07; Cost $69,713,078) 5.27%(b)	03/07/07	$70,000	$69,938,517
Grampian Funding Ltd./LLC (Acquired 02/20/07; Cost $38,972,544) 5.20%(b)(c)	08/17/07	40,000	39,024,494
(Acquired 11/20/06; Cost $49,112,958) 5.24%(b)(c)	03/22/07	50,000	49,847,313
Klio Funding Ltd./Corp. (Acquired 02/27/07; Cost $72,104,943) 5.28%(b)	03/23/07	72,349	72,115,554
Klio II Funding Ltd./Corp. (Acquired 02/12/07; Cost $37,856,046) 5.26%(b)	05/14/07	38,360	37,945,637
(Acquired 12/15/06; Cost $59,102,483) 5.26%(b)	03/08/07	59,828	59,766,809
(Acquired 12/13/06; Cost $18,750,150) 5.26%(b)	03/15/07	19,000	18,961,134
Liberty Harbour CDO Ltd./Inc. (Acquired 02/01/07; Cost $49,466,188) 5.27%(b)	04/16/07	50,000	49,663,625
(Acquired 02/21/07; Cost $22,865,158) 5.27%(b)	04/05/07	23,010	22,892,106
(Acquired 02/27/07; Cost $59,867,500) 5.30%(b)	03/16/07	60,000	59,867,500
Scaldis Capital Ltd./LLC (Acquired 02/22/07; Cost $39,138,283) 5.21%(b)(c)	07/25/07	40,000	39,155,633
Sigma Finance Inc. (Acquired 11/16/06; Cost $48,692,778) 5.20%(b)(c)	05/16/07	50,000	49,451,111
(Acquired 02/22/07; Cost $24,479,000) 5.21%(b)(c)	07/16/07	25,000	24,504,326
Tierra Alta Funding I, Ltd./Corp. (Acquired 02/13/07; Cost $35,420,715) 5.25%(b)	05/09/07	35,860	35,499,159
(Acquired 02/01/07; Cost $37,409,232) 5.28%(b)	03/06/07	37,591	37,563,459

	Maturity	Principal Amount (000)	Value
Asset-Backed Securities– Security Investment Vehicles–(continued)
Zenith Funding, Ltd./Corp. (Acquired 02/12/07; Cost $35,015,506) 5.25%(b)	05/08/07	$35,455	$35,103,405
(Acquired 01/05/07; Cost $53,663,387) 5.26%(b)	03/26/07	54,274	54,075,749
(Acquired 02/15/07; Cost $25,531,398) 5.26%(b)	04/18/07	25,761	25,580,330
			880,882,667
Asset-Backed Securities– Trade Receivables–2.56%
Eureka Securitization, Inc. (Acquired 02/08/07; Cost $49,707,778) 5.26%(b)	03/20/07	50,000	49,861,194
(Acquired 01/29/07; Cost $49,627,417) 5.26%(b)	03/21/07	50,000	49,853,889
			99,715,083
Diversified Banks–1.78%
HBOS Treasury Services PLC (Acquired 12/05/06; Cost $34,507,725) 5.22%(c)	03/13/07	35,000	34,939,100
Societe Generale North America (Acquired 12/13/06; Cost $34,083,428) 5.18%(c)	06/13/07	35,000	34,476,244
			69,415,344
Regional Banks–2.37%
Danske Corp. (Acquired 01/26/07; Cost $48,663,889) 5.20%(c)	07/30/07	50,000	48,909,444
(Acquired 02/09/07; Cost $23,672,062) 5.20%(c)	08/13/07	24,322	23,742,326
Westpac Banking Corp. (Acquired 02/13/07; Cost $19,490,578) 5.21%(b)(c)	08/08/07	20,000	19,536,889
			92,188,659
Total Commercial Paper (Cost $1,815,622,664)			1,815,622,664

AIM Treasurer's Series Trust

	Maturity	Principal Amount (000)	Value
Time Deposits–8.09%
CALYON (Cayman Islands) 5.33%(c)(e)	03/01/07	$35,000	$35,000,000
Canadian Imperial Bank of Commerce (Cayman Islands) 5.44%(c)(e)	03/01/07	180,000	180,000,001
Danske Bank (United Kingdom) 5.37%(c)(e)	03/01/07	100,000	100,000,000
Total Time Deposits (Cost $315,000,001)			315,000,001
Certificates of Deposit–7.92%
Barclays Bank PLC (United Kingdom) 5.32%(c)	04/27/07	5,000	5,000,000
Barclays Bank PLC 5.45%	06/12/07	10,000	10,000,000
CALYON 5.29%	03/06/07	25,000	25,000,000
5.37%(d)	11/09/07	70,000	70,000,000
Credit Agricole S.A. (United Kingdom) 5.36%(c)	04/23/07	30,000	30,000,000
Deutsche Bank (United Kingdom) 5.34%(c)	07/23/07	30,000	30,000,000
5.35%	08/06/07	50,000	50,000,000
HBOS Treasury Services PLC 5.20%	03/30/07	15,000	15,000,000
5.39%	01/30/08	25,000	25,000,000
Lloyds TSB Bank PLC 5.30%	10/09/07	25,000	25,000,000
Societe Generale S.A. (United Kingdom) 5.71%(c)	07/23/07	23,000	23,000,000
Total Certificates of Deposit (Cost $308,000,000)			308,000,000
Master Note Agreements–7.84%
Lehman Brothers Inc. (Acquired 01/10/07; Cost $140,000,000) 5.42%(b)(e)(f)(g)	—	140,000	140,000,000
Merrill Lynch Mortgage Capital, Inc. (Acquired 02/05/07; Cost $165,000,000) 5.44%(b)(e)(g)	04/05/07	165,000	165,000,000
Total Master Note Agreements (Cost $305,000,000)			305,000,000
Medium-Term Notes–2.70%
Allstate Life Global Trust Floating Rate MTN (Acquired 12/12/06; Cost $50,000,000) 5.29%(d)	02/13/08	50,000	50,000,000

	Maturity	Principal Amount (000)	Value
Medium-Term Notes– (continued)
Credit Agricole S.A. Floating Rate MTN (Acquired 06/23/06; Cost $20,000,000) 5.33%(b)(c)(d)	01/23/08	$20,000	$20,000,000
Metropolitan Life Global Funding I Floating Rate MTN (Acquired 08/20/03; Cost $10,000,000) 5.41%(b)(d)	02/22/08	10,000	10,000,000
Westpac Banking Corp. Floating Rate MTN (Acquired 11/15/06; Cost $25,000,000) 5.30%(b)(c)(d)	03/05/08	25,000	25,000,000
Total Medium-Term Notes (Cost $105,000,000)			105,000,000
Funding Agreements–2.18%
MetLife Funding Agreement (Acquired 07/17/06; Cost $45,000,000) 5.42%(b)(d)(h)	02/18/08	45,000	45,000,000
MetLife Insurance Co. of Connecticut (Acquired 10/13/06; Cost $20,000,000) 5.42%(b)(d)(h)	10/12/07	20,000	20,000,000
New York Life Insurance Co. (Acquired 04/05/06; Cost $20,000,000) 5.42%(b)(d)(h)	04/05/07	20,000	20,000,000
Total Funding Agreements (Cost $85,000,000)			85,000,000
Asset-Backed Securities–2.03%
Asset-Backed Securities– Fully Supported Bank–0.39%
RACERS Trust; Series 2004-6-MM, Floating Rate Notes (CEP-Lehman Brothers Holdings Inc.) (Acquired 04/13/04; Cost $15,000,000) 5.34%(b)(d)	03/22/08	15,000	15,000,000
Fully Supported Monoline–0.36%
Wachovia Asset Securitization Issuance, LLC; Series 2004-HEMM2, Class AMM, Putable Floating Rate Bonds (CEP-Ambac Assurance Corp.) (Acquired 09/07/05; Cost $14,124,527) 5.31%(b)(d)(i)(j)	12/25/34	14,125	14,124,528

AIM Treasurer's Series Trust

	Maturity	Principal Amount (000)	Value
Structured–1.28%
Permanent Financing PLC; Series 9A, Class 1A, Floating Rate Bonds (Acquired 03/15/06; Cost $10,000,000) 5.29%(b)(c)(d)	03/10/07	$10,000	$10,000,000
Permanent Master Issuer PLC; Series 2006-1, Class 1A, Floating Rate Bonds 5.30%(c)(d)	10/17/07	40,000	40,000,000
			50,000,000
Total Asset-Backed Securities (Cost $79,124,528)			79,124,528
Variable Rate Demand Notes–1.40%(k)
Insured–0.14%(i)
Nanotechnology Research LLC (Arizona State University Project); Series 2004 B, Lease Taxable RB (INS-MBIA Insurance Corp.) 5.30%(d)(e)	03/01/34	1,200	1,200,000
University of Alabama; Series 2004 B, Taxable RB (INS-MBIA Insurance Corp.) 5.32%(d)(e)	07/01/09	4,315	4,315,000
			5,515,000
Letter of Credit Enhanced–1.26%(l)
Albuquerque (City of), New Mexico (KTech Corp. Project); Series 2002, Taxable RB, (LOC-Wells Fargo Bank, N.A.) 5.40%(d)(e)	11/01/22	1,900	1,900,000
Capital Markets Access Co. (Cullman Outpatient Center Project); Series 2006F, (LOC-Wachovia Bank, N.A.) 5.39%(d)	08/01/31	2,880	2,880,000
Capital Markets Access Co. (Surgery Center of Cullman Project); Series 2006G, (LOC-Wachovia Bank, N.A.) 5.39%(d)	08/01/13	2,060	2,060,000
Gainesville & Hall (County of) Development Authority (Fieldale Farms Corp. Project); Taxable Series 2006, (LOC-Wachovia Bank, N.A.) 5.39%(d)(e)	03/01/21	10,000	10,000,000
Germain Properties of Columbus Inc., Germain Real Estate Co. LLC and Germain Motor Co.; Series 2001, Taxable Floating Rate Notes (LOC-JPMorgan Chase Bank, N.A.) 5.40%(d)(e)	03/01/31	7,413	7,413,000

	Maturity	Principal Amount (000)	Value
Letter of Credit Enhanced–(continued)
GMS Associates III; Series 1995, Floating Rate Bonds (LOC-LaSalle Bank, N.A.) 5.36%(d)(e)	11/01/25	$8,200	$8,200,000
Habasit Holding America Inc.; Series 2006, (LOC-Bank of America, N.A.) 5.32%(d)(e)	03/01/16	2,555	2,555,000
Montgomery (City of), Alabama (Riverfront Stadium Project); Series 2003, Taxable RB, (LOC-Wachovia Bank, N.A.) 5.32%(d)(e)	11/01/23	6,000	6,000,000
Saint Jean Industries, Inc.; Series 2006, (LOC-General Electric Capital Corp.) (Acquired 09/28/06; Cost $8,000,000) 5.32%(b)(d)(e)	10/01/21	8,000	8,000,000
			49,008,000
Total Variable Rate Demand Notes (Cost $54,523,000)			54,523,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–78.82% (Cost $3,067,270,193)			3,067,270,193
		Repurchase Amount
Repurchase Agreements–24.31%(m)
BNP Paribas, Joint Agreement dated 02/28/07, aggregate maturing value $999,149,087 (collateralized by U.S. Government and Corporate obligations valued at $1,033,052,963; 0%-7.68%, 12/15/19-01/20/47) 5.37%, 03/01/07(c)		170,025,370	170,000,000
Citigroup Global Markets Inc., Joint agreement dated 02/28/07, aggregate maturing value $1,300,194,007 (collateralized by Corporate obligations valued at $1,365,000,001; 0%-26.32%, 07/15/18-09/20/51) 5.37%, 03/01/07		170,025,370	170,000,000
Deutsche Bank Securities Inc., Agreement dated 02/28/07, aggregate maturing value $250,037,083 (collateralized by U.S. Government obligations valued at $255,000,000; 4.50%-7.00%, 10/01/14-03/01/37) 5.34%, 03/01/07		250,037,083	250,000,000
Fortis Bank S.A./N.V. - New York Branch, Joint agreeement dated 02/28/07, aggregate maturing value $1,000,148,958 (collateralized by Corporate obligations valued at $1,050,000,000; 4.25%-6.00%, 09/25/33-12/03/51) 5.36%, 03/01/07(c)		135,020,109	135,000,000
Greenwich Capital Markets, Inc., Joint agreement dated 02/28/07, aggregate maturing value $800,118,667 (collateralized by U.S. Government obligations valued at $816,004,542; 0%-8.88%, 04/20/07-02/01/37) 5.34%, 03/01/07		70,912,104	70,901,587

AIM Treasurer's Series Trust

	Repurchase Amount	Value
Repurchase Agreements–(continued)
Wachovia Capital Markets, LLC, Joint agreement dated 02/28/07, aggregate maturing value $300,044,833 (collateralized by Corporate obligations valued at $315,000,001; 4.12%-9.10%, 10/20/18-08/15/48) 5.38%, 03/01/07	$150,022,417	$150,000,000
Total Repurchase Agreements (Cost $945,901,587)		945,901,587
TOTAL INVESTMENTS–103.13% (Cost $4,013,171,780)(n)(o)		4,013,171,780
OTHER ASSETS LESS LIABILITIES–(3.13)%		(121,915,266)
NET ASSETS–100.00%		$3,891,256,514

Investment Abbreviations:

CEP	–	Credit Enhancement Provider

Gtd.	–	Guaranteed

IDR	–	Industrial Development Revenue Bonds

INS	–	Insurer

LOC	–	Letter of Credit

MTN	–	Medium-Term Notes

RACERS	–	Restructured Asset Certificates with Enhanced ReturnsSM

RB	–	Revenue Bonds

Sec.	–	Secured.

Notes to Schedule of Investments:

(a)  Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)  Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2007 was $2,165,680,078, which represented 55.66% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)  The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 11.2%; France: 5.8%; Cayman Islands: 5.5%; other countries less than 5%: 11%.

(d)  Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.

(e)  In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(f)  Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.

(g)  The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on February 28, 2007.

(h)  Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at February 28, 2007 was $85,000,000, which represented 2.18% of the Fund's Net Assets.

(i)  Principal and/or interest payments are secured by the bond insurance company listed.

(j)  Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(k)  Demand security payable upon demand by the Fund with usually no more than seven calendar days' notice.

(l)  Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(m)  Principal amount equals value at period end. See Note 1H.

(n)  Also represents cost for federal income tax purposes.

(o)  Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer's Series Trust

Premier U.S. Government Money Portfolio

Schedule of Investments

February 28, 2007 (Unaudited)

	Maturity	Principal Amount (000)	Value
U.S. Government Agency Securities–55.01%
Federal Farm Credit Bank (FFCB)–7.23%
Disc. Notes,(a) 5.09%	05/15/07	$500	$494,693
5.10%	07/12/07	884	867,344
Floating Rate Bonds, 5.18%(b)	08/01/07	1,000	999,919
			2,361,956
Federal Home Loan Bank (FHLB)–4.48%
Unsec. Bonds, 3.88%	06/08/07	270	268,966
Unsec. Global Bonds, 4.88%	08/22/07	195	194,627
5.27%	11/21/07	1,000	999,773
			1,463,366
Federal Home Loan Mortgage Corp. (FHLMC)–38.71%
Series M006, Class A, Taxable Multifamily VRD Ctfs., 5.32%(c)	10/15/45	9,189	9,189,112
Unsec. Disc. Notes, 5.09%(a)	08/31/07	500	487,050
Unsec. Floating Rate Medium Term Global Notes, 5.17%(b)	09/27/07	2,000	1,999,418
Unsec. Global Notes, 5.08%(a)	08/31/07	1,000	974,151
			12,649,731
Federal National Mortgage Association (FNMA)–1.53%
Unsec. Global Notes, 4.75%	08/03/07	500	498,838
Overseas Private Investment Corp. (OPIC)–3.06%
Gtd. VRD COP, 5.30%(c)(d)	12/31/10	1,000	1,000,000
Total U.S. Government Agency Securities (Cost $17,973,891)			17,973,891
TOTAL INVESTMENTS (excluding Repurchase Agreements)–55.01% (Cost $17,973,891)			17,973,891

	Repurchase Amount	Value
Repurchase Agreements–44.65%(e)
Barclays Capital Inc., Joint agreement dated 02/28/07, aggregate maturing value $500,621,781 (collateralized by U.S. Government obligations valued at $510,559,749; 0%-6.15%, 07/25/07-08/15/19) 5.31%, 03/01/07	$3,590,265	$3,589,736
BNP Paribas Securities Corp., Joint agreement dated 02/28/07, aggregate maturing value $250,036,944 (collateralized by U.S. Government obligations valued at $255,000,405; 0%-4.72%, 04/18/07-03/15/10) 5.32%, 03/01/07	1,000,148	1,000,000
Citigroup Global Markets Inc., Joint agreement dated 02/28/07, aggregate maturing value $250,036,944 (collateralized by U.S. Government obligations valued at $255,000,188; 5.50%-5.60%, 01/23/12-02/01/17) 5.32%, 03/01/07	5,000,739	5,000,000
Deutsche Bank Securities Inc., Joint agreement dated 02/28/07, aggregate maturing value $100,014,778 (collateralized by U.S. Government obligations valued at $102,000,170; 2.88%-6.13%, 04/16/07-07/17/13) 5.32%, 03/01/07	1,000,148	1,000,000
Fortis Securities, LLC, Joint agreement dated 02/28/07, aggregate maturing value $275,040,639 (collateralized by U.S. Government obligations valued at $280,500,287; 0%-4.00%, 03/15/07-02/15/15) 5.32%, 03/01/07	1,000,148	1,000,000
Goldman, Sachs & Co., Joint agreement dated 02/28/07, aggregate maturing value $250,036,944 (collateralized by U.S. Government obligations valued at $255,000,043; 3.15%-6.25%, 12/14/07-07/28/23) 5.32%, 03/01/07	1,000,148	1,000,000
Morgan Stanley, Joint agreement dated 02/28/07, aggregate maturing value $250,036,806 (collateralized by U.S. Government obligations valued at $257,623,762; 0%-7.13%, 04/05/07-04/01/56) 5.30%, 03/01/07	1,000,147	1,000,000
Societe Generale S.A., Joint agreement dated 02/28/07, aggregate maturing value $100,014,722 (collateralized by U.S. Government obligations valued at $102,000,406; 0%-7.25%, 01/15/08-05/15/30) 5.30%, 03/01/07	1,000,147	1,000,000
Total Repurchase Agreements (Cost $14,589,736)		14,589,736
TOTAL INVESTMENTS–99.66% (Cost $32,563,627)(f)		32,563,627
OTHER ASSETS LESS LIABILITIES–0.34%		111,975
NET ASSETS–100.00%		$32,675,602

AIM Treasurer's Series Trust

Investment Abbreviations:

COP	–	Certificates of Participation

Ctfs.	–	Certificates

Disc.	–	Discounted

Gtd.	–	Guaranteed

Unsec.	–	Unsecured

VRD	–	Variable Rate Demand

Notes to Schedule of Investments:

(a)  Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)  Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.

(c)  Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is rate in effect on February 28, 2007.

(d)  In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(e)  Principal amount equals value at period end. See Note 1H.

(f)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer's Series Trust

Premier Tax-Exempt Portfolio

Schedule of Investments

February 28, 2007 (Unaudited)

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Municipal Obligations–95.91%(a)
Arizona–2.22%
Northern Arizona University Board of Regents Series 1997, RB 5.20%, 06/01/07(b)(c)	AAA	Aaa	$500	$506,938
Colorado–8.77%
Concord (Metropolitan District of); Series 2004, Refunding & Improvement Unlimited Tax VRD GO (LOC-Wells Fargo Bank, N.A.) 3.75%, 12/01/29 (d)(e)	A-1+	—	815	815,000
Idaho Springs (City of) (Safeway Inc. Projects); Series 1993, Refunding VRD IDR (LOC-Deutsche Bank A.G.) 3.85%, 06/01/07(d)(e)(f)	A-1	—	530	530,000
Loveland (City of) (Safeway Inc. Projects); Series 1993, Refunding VRD IDR (LOC-Deutsche Bank A.G.) 3.85%, 06/01/07(d)(e)(f)	A-1	—	660	660,000
				2,005,000
District of Columbia–3.28%
District of Columbia (National Academy of Sciences Project); Series 1999 B, Commercial Paper RB (INS-Ambac Assurance Corp.) 3.57%, 04/04/07(g)	A-1+	—	750	750,000
Florida–0.88%
JEA Water and Sewer System; Series 2002 B, RB (INS-Financial Security Assurance Inc.) 5.25%, 10/01/07(g)	AAA	Aaa	200	201,915
Georgia–5.69%
Atlanta (City of); Series 2006-1, Commercial Paper Notes Water & Wastewater RN (Multi LOC's-Bank of America, N.A., Dexia Group S.A., Lloyds Bank, JPMorgan Chase Bank, N.A.) 3.66%, 11/02/07(d)(f)	A-1+	P-1	300	300,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Georgia–(continued)
Douglasville-Douglas (County of) Water & Sewer Authority; Series 1993, Water & Sewerage RB (INS-Ambac Assurance Corp.) 5.45%, 06/01/07(g)	AAA	Aaa	$200	$200,945
Tallapoosa (City of) Development Authority (U.S. Can Co. Project); Series 1994, Refunding VRD IDR (LOC-Deutsche Bank A.G.) 3.80%, 02/01/15(d)(e)	A-1	—	800	800,000
				1,300,945
Illinois–13.13%
Chicago (City of) (Churchview Supportive Living Facility); Series 2003, Multi-Family Housing VRD RB (LOC-Harris N.A.) (Acquired 11/01/05; Cost $2,000,000) 3.81%, 03/01/33(d)(e)(h)(i)	—	VMIG-1	2,000	2,000,000
Illinois (State of) Development Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC-Allied Irish Banks PLC) 3.81%, 04/01/24(d)(e)(f)	A-1	—	1,000	1,000,000
				3,000,000
Indiana–7.17%
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc. Project); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.80%, 02/01/25(d)(e)	—	VMIG-1	500	500,000
Indiana (State of) Housing Finance Authority (Pedcor Investments-Cumberland Crossing Apartments Development); Series 1997 M-B, Multi-Family Housing VRD RB (LOC-Federal Home Loan Bank of Indianapolis) 3.77%, 01/01/29(d)(e)(i)	—	VMIG-1	501	501,000
Portage (City of) (Pedcor Investments-Port Crossing III Apartments Project); Series 1995 B, Economic Development VRD RB (LOC-Federal Home Loan Bank of Indianapolis) 3.85%, 08/01/30(d)(e)(i)	—	VMIG-1	638	638,000
				1,639,000

AIM Treasurer's Series Trust

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Kentucky–1.69%
Ewing (City of) Kentucky Area Development Districts Financing Trust; Series 2000, Lease Acquisition Program VRD RB (LOC-Wachovia Bank, N.A.) 3.77%, 06/01/33(d)(e)(j)	A-1+	—	$387	$387,000
Maryland–1.46%
Baltimore (County of) (Blue Circle Inc. Project); Series 1992, Economic Development Refunding VRD RB (LOC-BNP Paribas) 3.58%, 12/01/17(d)(e)(f)(j)	—	VMIG-1	333	333,000
Michigan–2.85%
Detroit (City of) School District; Series 1998 B, Unlimited Tax GO (INS-Financial Guaranty Insurance Co.) 5.00%, 05/01/07(g)	AAA	Aaa	200	200,460
Detroit (City of); Series 2006, Limited Tax TAN GO (LOC-Bank of Nova Scotia) 4.50%, 03/01/07(d)(f)	SP-1+	—	200	200,000
Michigan (State of) Housing Development Authority (Berrien Woods III); Series 2000 B, Multi-Family Housing VRD RB (LOC-Federal Home Loan Bank of Indianapolis) 3.80%, 07/01/32(d)(e)(i)	A-1+	—	250	250,000
				650,460
New York–1.86%
New York (City of) Industrial Development Agency (2002 Abigal Press Inc. Project); VRD IDR (LOC-JPMorgan Chase Bank, N.A.) 3.95%, 12/01/18(d)(e)(i)	A-1+	—	425	425,000
Ohio–3.50%
Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group); Series 2003 B, Commercial Paper GO (LOC-Bank of America N.A.) 3.60%, 03/13/07(d)	A-1+	VMIG-1	800	800,000
Oklahoma–5.91%
Tulsa (County of) Industrial Authority (Capital Improvements); Series 2003 A VRD RB (LOC-Bank of America, N.A.) 3.60%, 05/15/17(e)	A-1+	—	750	750,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Oklahoma–(continued)
Series 2006 D RB (INS-Financial Securities Assurance Inc.) 4.25%, 07/01/07(g)	AAA	—	$600	$601,364
				1,351,364
Pennsylvania–5.63%
Cumberland (County of) Municipal Authority (Dickinson College) Series 1996 B, VRD RB (LOC-Citizens Bank of Pennsylvania) 3.63%, 11/01/26(d)(e)	A-1+	—	600	600,000
Upper St. Clair (Township of) School District; Series 1997, Unlimited Tax GO 5.40%, 07/15/07(b)(c)	NRR	NRR	180	181,179
Wilkinsburg (City of) Municipal Authority (Monroeville Christian/Judea Foundation Facilities); Series 1997 A, RB 8.25%, 03/01/07(b)(c)	AAA	Aaa	490	504,700
				1,285,879
Texas–18.69%
Denton (County of) Upper Trinity Regulation Water District; Series A Commercial Paper Notes (LOC-Bank of America, N.A.) 3.57%, 06/18/07(d)	A-1+	P-1	500	500,000
Commercial Paper Notes (LOC-Bank of America, N.A.) 3.65%, 03/07/07(d)	A-1+	P-1	500	500,000
Harris (County of); Series A-1, Commercial Paper Notes GO 3.65%, 06/13/07	A-1+	P-1	400	400,000
3.70%, 03/08/07	A-1+	P-1	570	570,000
Houston (City of); Series 2003 E, Commercial Paper Notes GO 3.65%, 06/13/07	A-1+	P-1	1,000	1,000,000
Series 2007 D, Commercial Paper Notes GO 3.60%, 05/23/07	A-1+	P-1	750	750,000
Texas (State of); Series 2006, TRAN 4.50%, 08/31/07	SP-1+	MIG-1	250	251,054
University of Texas Board of Regents; Series 2006 A, Revenue Financing System Commercial Paper Notes 3.60%, 04/02/07	A-1+	P-1	300	300,000
				4,271,054

AIM Treasurer's Series Trust

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Vermont–7.88%
Vermont (State of) Student Assistance Corp.; Series 1985, Student Loan VRD RB (LOC-State Street Bank & Trust Co.) 3.66%, 01/01/08(d)(e)	—	VMIG-1	$1,800	$1,800,000
Wisconsin–5.30%
Madison (City of) Community Development Authority (Hamilton Point Apartments Project); Series 1997 A, Refunding Multi-Family Housing VRD RB (LOC-JPMorgan Chase Bank, N.A.) (Acquired 08/28/02; Cost $860,000) 3.82%, 10/01/22(d)(e)(h)(k)	—	—	860	860,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of); Series 2005 B, Unlimited Tax GO 4.00%, 05/01/07	AA-	Aa3	$350	$350,168
				1,210,168
TOTAL INVESTMENTS–95.91% (Cost $21,917,723)(l)(m)				21,917,723
OTHER ASSETS LESS LIABILITIES–4.09%				935,663
NET ASSETS–100.00%				$22,853,386

Investment Abbreviations:

GO	–	General Obligation Bonds

IDR	–	Industrial Development Revenue Bonds

INS	–	Insurer

LOC	–	Letter of Credit

NRR	–	Not Re-Rated

RB	–	Revenue Bonds

RN	–	Revenue Notes

TAN	–	Tax Anticipation Notes

TRAN	–	Tax and Revenue Anticipation Notes

VRD	–	Variable Rate Demand

Notes to Schedule of Investments:

(a)  Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Government obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.

(b)  Advance refunded; secured by an escrow fund of U.S. Government obligations.

(c)  Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)  Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e)  Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.

(f)  The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Germany: 8.7%; other countries less than 5%: 7.4%.

(g)  Principal and/or interest payments are secured by the bond insurance company listed.

(h)  Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2007 was $2,860,000, which represented 12.51% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(i)  Security subject to the alternative minimum tax.

(j)  In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(k)  Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

(l)  This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities	Percentage
Harris N.A.	8.8%
Deutche Bank A.G.	8.7
Bank of America, N.A.	8.2
JPMorgan Chase Bank, N.A.	8.1
State Street Bank & Trust Co.	7.9
Houston Texas	7.7
Federal Home Loan Bank of Indianapolis.	6.1

(m)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer's Series Trust

Statement of Assets and Liabilities

February 28, 2007
(Unaudited)

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Assets:
Investments, at value	$3,067,270,193	$17,973,891	$21,917,723
Repurchase agreements	945,901,587	14,589,736	—
Total investments	4,013,171,780	32,563,627	21,917,723
Cash	—	—	100,385
Receivables for:
Investments sold	—	—	5,000
Fund shares sold	886,368	95,907	681,655
Interest	6,560,985	69,484	154,792
Investment for trustee deferred compensation and retirement plans	—	14,734	—
Other assets	—	67	—
Total assets	4,020,619,133	32,743,819	22,859,555
Liabilities:
Payables for:
Investments purchased	119,861,206	—	—
Fund shares reacquired	247,560	48,910	450
Dividends	9,250,958	2,326	5,719
Trustee deferred compensation and retirement plans	—	16,981	—
Accrued operating expenses	2,895	—	—
Total liabilities	129,362,619	68,217	6,169
Net assets applicable to shares outstanding	$3,891,256,514	$32,675,602	$22,853,386
Net assets consist of:
Shares of beneficial interest	$3,891,236,997	$32,647,996	$22,853,242
Undistributed net investment income	17,052	27,556	444
Undistributed net realized gain (loss)	2,465	50	(300)
	$3,891,256,514	$32,675,602	$22,853,386
Net Assets:
Investor Class	$116,904,920	$27,276,768	$21,253,194
Institutional Class	$3,774,351,594	$5,398,834	$1,600,192
Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Investor Class	116,902,030	27,276,719	21,251,560
Institutional Class	3,774,337,505	5,398,825	1,602,126
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00
Cost of Investments	$3,067,270,193	$17,973,891	$21,917,723
Cost of Repurchase agreements	$945,901,587	$14,589,736	$—
Total Investments, at cost	$4,013,171,780	$32,563,627	$21,917,723

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer's Series Trust

Statement of Operations

For the six months ended February 28, 2007
(Unaudited)

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Investment income:
Interest	$80,308,743	$812,325	$906,421
Expenses:
Advisory fees	3,723,262	38,252	61,838
Less: Fees waived	(1,191,445)	(12,240)	—
Net expenses	2,531,817	26,012	61,838
Net investment income	77,776,926	786,313	844,583
Net realized gain (loss) from Investment securities	(1,218)	50	—
Net increase in net assets resulting from operations	$77,775,708	$786,363	$844,583

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer's Series Trust

Statement of Changes In Net Assets

For the six months ended February 28, 2007 and the year ended August 31, 2006
(Unaudited)

	Premier Portfolio		Premier U.S. Government Portfolio		Premier Tax-Exempt Portfolio
	Six Months ended February 28, 2007	Year ended August 31, 2006	Six Months ended February 28, 2007	Year ended August 31, 2006	Six Months ended February 28, 2007	Year ended August 31, 2006
Operations:
Net investment income	$77,776,926	$52,686,952	$786,313	$1,292,680	$844,583	$862,494
Net realized gain (loss)	(1,218)	3,683	50	—	—	—
Net increase in net assets resulting from operations	77,775,708	52,690,635	786,363	1,292,680	844,583	862,494
Distributions to shareholders from net investment income:
Investor Class	(3,847,609)	(4,938,784)	(733,793)	(1,292,454)	(305,421)	(564,506)
Institutional Class	(73,929,317)	(47,748,168)	(52,512)	(226)	(539,162)	(297,988)
Decrease in net assets resulting from distributions	(77,776,926)	(52,686,952)	(786,305)	(1,292,680)	(844,583)	(862,494)
Share transactions—net: Investor Class	17,413,526	(12,576,552)	(2,462,067)	(1,859,199)	3,831,096	(3,261,455)
Institutional Class	1,217,974,999	2,192,267,042	5,373,599	25,226	(6,104,614)	(1,715,438)
Net increase (decrease) in net assets resulting from share transactions	1,235,388,525	2,179,690,490	2,911,532	(1,833,973)	(2,273,518)	(4,976,893)
Net increase (decrease) in net assets	1,235,387,307	2,179,694,173	2,911,590	(1,833,973)	(2,273,518)	(4,976,893)
Net assets:
Beginning of period	2,655,869,207	476,175,034	29,764,012	31,597,985	25,126,904	30,103,797
End of period *	$3,891,256,514	$2,655,869,207	$32,675,602	$29,764,012	$22,853,386	$25,126,904
* Includes accumulated undistributed net investment income	$17,052	$17,052	$27,556	$27,548	$444	$444

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer's Series Trust

Notes to Financial Statements

February 28, 2007
(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Treasurer's Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the "Funds"). Each Fund currently consists of multiple classes of shares. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds.

The investment objective of each Fund is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.  Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.  Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable and tax-exempt earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

G.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.  Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible

AIM Treasurer's Series Trust

securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to AIM at an annual rate of 0.25% of such Fund's average daily net assets. Pursuant to the master investment advisory agreement, AIM bears all expenses incurred by each Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Through at least June 30, 2007, AIM has contractually agreed to waive advisory fees equal to 0.08% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio.

For the six months ended February 28, 2007, AIM waived the following advisory fees:

Premier Portfolio	$1,191,445
Premier U.S. Government Money Portfolio	12,240

The Trust has entered into a master administrative services agreement with AIM to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") to provide transfer agency and shareholder services to each Fund. AIM and AIS do not charge the Funds any fees under these agreements.

The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") and Fund Management Company ("FMC") to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS, ADI and/or FMC.

NOTE 3—Trustees' and Officers Fees and Benefits

Remuneration is paid to each Trustee and Officer of the Trust who is not an "interested person" of AIM. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by AIM and not by the Trust.

NOTE 4—Borrowings

Pursuant to an exemptive order from the Securities and Exchange Commission, the Funds may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the fund's aggregate borrowings from all sources exceeds 10% of the fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Funds did not borrow or lend under the facility during the six months ended February 28, 2007.

Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their accounts with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

AIM Treasurer's Series Trust

NOTE 5—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds' had capital loss carryforward as of August 31, 2006 which expire as follows:

Capital Loss Carryforward*

2012
Premier Portfolio	$—
Premier U.S. Government Money Portfolio	—
Premier Tax-Exempt Portfolio	300

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6—Share Information

Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

Premier Portfolio

Changes in Shares Outstanding

	Six months ended February 28, 2007(a)		Year ended August 31, 2006
	Shares	Amount	Shares	Amount
Sold:
Investor Class	95,647,091	$95,647,091	91,441,839	$91,441,839
Institutional Class	17,117,010,657	17,117,010,657	17,444,429,484	17,444,429,484
Issued as reinvestment of dividends:
Investor Class	3,758,812	3,758,812	4,806,232	4,806,232
Institutional Class	17,902,441	17,902,441	8,813,192	8,813,192
Reacquired:
Investor Class	(81,992,377)	(81,992,377)	(108,824,623)	(108,824,623)
Institutional Class	(15,916,938,099)	(15,916,938,099)	(15,260,975,634)	(15,260,975,634)
	1,235,388,525	$1,235,388,525	2,179,690,490	$2,179,690,490

(a)  There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19% of the outstanding shares of the Fund. The distributor has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. 54% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

AIM Treasurer's Series Trust

NOTE 6—Share Information—(continued)

Premier U.S. Government Money Portfolio

Changes in Shares Outstanding

	Six months ended February 28, 2007(a)		Year ended August 31, 2006
	Shares	Amount	Shares	Amount
Sold:
Investor Class	5,729,915	$5,729,915	12,886,718	$12,866,718
Institutional Class(b)	15,917,000	15,917,000	25,000	25,000
Issued as reinvestment of dividends:
Investor Class	712,785	712,785	1,252,241	1,252,241
Institutional Class(b)	51,099	51,099	226	226
Reacquired:
Investor Class	(8,904,767)	(8,904,767)	(15,978,158)	(15,978,158)
Institutional Class(b)	(10,594,500)	(10,594,500)	—	—
	2,911,532	$2,911,532	(1,813,973)	$(1,833,973)

(a)  There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 14% of the outstanding shares of the Fund. The distributor has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

(b)  Institutional class shares commenced sales on June 28, 2006.

Premier Tax-Exempt Portfolio

Changes in Shares Outstanding

	Six months ended February 28, 2007(a)		Year ended August 31, 2006
	Shares	Amount	Shares	Amount
Sold:
Investor Class	6,351,037	$6,351,037	11,294,258	$11,294,258
Institutional Class	102,736,582	102,736,582	119,830,004	119,830,004
Issued as reinvestment of dividends:
Investor Class	304,785	304,785	552,166	552,166
Institutional Class	530,983	530,983	273,447	273,447
Reacquired:
Investor Class	(2,824,726)	(2,824,726)	(15,107,879)	(15,107,879)
Institutional Class	(109,372,179)	(109,372,179)	(121,818,889)	(121,818,889)
	(2,273,518)	$(2,273,518)	(4,976,893)	$(4,976,893)

(a)  There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 31% of the outstanding shares of the Fund. The distributor has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 7—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on each Fund's financial statements and currently intends for the Funds to adopt FIN 48 provisions during the fiscal year ending August 31, 2008.

AIM Treasurer's Series Trust

NOTE 8—Financial Highlights
Premier Portfolio

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Institutional Class
	Six months ended February 28, 2007		Year ended August 31, 2006	February 25, 2005 (Date sales commenced) to August 31, 2005
Net asset value, beginning of period	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	0.03		0.04	0.01
Net gains (losses) on securities (both realized and unrealized)	(0.00)		0.00	—
Total from investment operations	0.03		0.04	0.01
Less dividends from net investment income	(0.03)		(0.04)	(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00
Total return(a)	2.62%		4.54%	1.51%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$3,774,352		$2,556,378	$364,108
Ratio of expenses to average net assets:
With fee waivers	0.17	%(b)	0.17%	0.17	%(c)
Without fee waivers	0.25	%(b)	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	5.22	%(b)	4.74%	2.37	%(c)

(a)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(b)  Ratios are annualized and based on average daily net assets of $2,854,366,822.

(c)  Annualized.

Premier U.S. Government Money Portfolio

	Institutional Class
	Six months ended February 28, 2007		June 28, 2006 (Date sales commenced) to August 31, 2006
Net asset value, beginning of period	$1.00		$1.00
Income from investment operations:
Net investment income	0.03		0.01
Net gains on securities	0.00		—
Total from investment operations	0.03		0.01
Less dividends from net investment income	(0.03)		(0.01)
Net asset value, end of period	$1.00		$1.00
Total return(a)	2.57%		0.90%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$5,399		$25
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	0.17	%(b)	0.17	%(c)
Without fee waivers and/or expense reimbursements	0.25	%(b)	0.25	%(c)
Ratio of net investment income to average net assets	5.14	%(b)	4.34	%(c)

(a)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(b)  Ratios are annualized and based on average daily net assets of $2,057,906.

(c)  Annualized.

AIM Treasurer's Series Trust

NOTE 8—Financial Highlights—(continued)
Premier Tax Exempt Portfolio

	Institutional Class
	Six months ended February 28, 2007		Year ended August 31, 2006	February 25, 2005 (Date sales commenced) to August 31, 2005
Net asset value, beginning of period	$1.00		$1.00	$1.00
Net investment income	0.02		0.03	0.01
Less dividends from net investment income	(0.02)		(0.03)	(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00
Total return(a)	1.71%		3.04%	1.15%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$1,600		$7,707	$9,422
Ratio of expenses to average net assets	0.25	%(b)	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	3.41	%(b)	2.99%	1.88	%(c)

(a)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(b)  Ratios are annualized and based on average daily net assets of $31,720,963.

(c)  Annualized.

AIM Treasurer's Series Trust

NOTE 9—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

Pending Litigation and Regulatory Inquiries

On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

•  that the defendants permitted improper market timing and related activity in the AIM Funds;

•  that certain AIM Funds inadequately employed fair value pricing; and

•  that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Treasurer's Series Trust

Trustees and Officers

Board of Trustees

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Chair

Albert R. Dowden

Jack M. Fields

Martin L. Flanagan

Carl Frischling

Robert H. Graham

Vice Chair

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Larry Soll

Raymond Stickel Jr.

Philip A. Taylor

Officers

Karen Dunn Kelley

President and Principal
Executive Officer

Philip A. Taylor

Executive Vice President

Todd L. Spillane

Chief Compliance Officer

Russell C. Burk

Senior Vice President and Senior Officer

John M. Zerr

Senior Vice President, Secretary and Chief Legal Officer

Sidney M. Dilgren

Vice President, Treasurer and
Principal Financial Officer

Lisa O. Brinkley

Vice President

Kevin M. Carome

Vice President

Patrick J.P. Farmer

Vice President

Stephen M. Johnson

Vice President

Office of the Fund

11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Investment Advisor

A I M Advisors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Transfer Agent

AIM Investment Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian

The Bank of New York
2 Hanson Place
Brooklyn, NY 11217-1431

Counsel to the Fund

Ballard Spahr
Andrews & Ingersoll, LLP
1735 Market Street, 51st Floor
Philadelphia, PA 19103-7599

Counsel to the Independent Trustees

Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036-2714

Distributor

Fund Management Company
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. At the bottom of our home page, click on “Prospectuses.” Then click on the link that reads, “Access prospectuses and fund reports for our money market funds.” Then click on the column labeled “N-Q” for your Fund. Shareholders can also look up the Fund’s Form N-Q filings on the SEC Web site, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05460 and 033-19862.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

AIMinvestments.com	I-TST-SAR-2	Fund Management Company	[AIM Investments Logo] – registered trademark –

ITEM 2.	CODE OF ETHICS.

The Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report was amended in September, 2006, to (i) remove individuals listed in Exhibit A and any references to Exhibit A thus allowing for future flexibility and (ii) remove ambiguities found in the second paragraph of Section III.  The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

  (a)                                                                            As of March 15, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended.  Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 15, 2007, the Registrant’s disclosure controls and procedures were reasonably designed to ensure:  (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and  (2)  that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

  (b)                                                                           There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Treasurer’s Series Trust

By:	/s/	Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:		May 4, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/	Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:		May 4, 2007

By:	/s/	Sidney M. Dilgren
Sidney M. Dilgren
Principal Financial Officer

Date:		May 4, 2007

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.